Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	BFAM
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Central Index Key	0001437578
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 96,735	$ 34,109	$ 30,448
Accounts receivable-net	57,535	62,714	60,656
Prepaid expenses and other current assets	41,345	27,827	22,572
Current deferred income taxes	11,338	11,367	10,529
Total current assets	206,953	136,017	124,205
Fixed assets-net	346,044	340,376	237,157
Goodwill	987,779	993,397	947,371
Other intangibles-net	424,627	432,580	453,117
Deferred income taxes	1,509	1,603	1,814
Other assets	8,438	9,659	7,500
Total assets	1,975,350	1,913,632	1,771,164
Current liabilities:
Current portion of long-term debt	7,900	2,036	4,814
Accounts payable and accrued expenses	99,932	97,207	89,033
Deferred revenue	105,097	90,563	90,845
Other current liabilities	13,361	12,087	8,980
Total current liabilities	226,290	201,893	193,672
Long-term debt	759,987	904,607	794,443
Accrued rent and related obligations	26,582	24,944	18,580
Other long-term liabilities	22,715	23,717	22,526
Deferred revenue	3,446	3,727	3,878
Deferred income taxes	146,277	146,404	156,144
Total liabilities	1,185,297	1,305,292	1,189,243
Commitments and contingencies
Redeemable non-controlling interest	7,843	8,126	15,527
Common stock class L, value		854,101	772,422
Stockholders' deficit:
Preferred stock,
Common stock, value	65	6	6
Additional paid-in capital	1,248,691	150,088	126,932
Treasury stock, at cost			(125)
Accumulated other comprehensive loss	(20,638)	(8,816)	(14,161)
Accumulated deficit	(445,908)	(395,165)	(318,680)
Total stockholders' deficit	782,210	(253,887)	(206,028)
Total liabilities, noncontrolling interest, common stock and stockholders' deficit	$ 1,975,350	$ 1,913,632	$ 1,771,164

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock class L, par value	$ 0.001	$ 0.001	$ 0.001
Common stock Class L, authorized	1,500,000	1,500,000	1,500,000
Common stock class L, issued		1,327,115	1,318,970
Common stock class L, outstanding		1,327,115	1,317,581
Preferred stock, par value	$ 0.001
Preferred stock, authorized	25,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	475,000,000	14,500,000	14,500,000
Common stock, issued	64,605,609	6,062,653	6,024,395
Common stock, outstanding	64,605,609	6,062,653	6,018,051
Treasury stock, shares			6,344

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 280,123		$ 258,122	$ 1,070,938	$ 973,701	$ 878,159
Cost of services	214,333		200,102	825,168	766,500	698,264
Gross profit	65,790		58,020	245,770	207,201	179,895
Selling, general and administrative expenses	43,605		25,367	123,373	92,938	83,601
Amortization	6,748		6,549	26,933	27,427	27,631
Income from operations	15,437	[1]	26,104	95,464	86,836	68,663
Gains from foreign currency transactions	37		34		835
Loss on extinguishment of debt	(63,682)
Interest income	21		12	152	824	28
Interest expense	(13,289)		(19,883)	(83,864)	(82,908)	(88,999)
(Loss) income before income taxes	(61,513)		6,233	11,752	5,587	(20,308)
Income tax benefit (expense)	10,732		(2,643)	(3,243)	(825)	10,314
Net (loss) income	(50,781)		3,590	8,509	4,762	(9,994)
Net (loss) income attributable to noncontrolling interest	(38)		81	347	3
Allocation of net (loss) income to common stockholders-basic and diluted	(50,743)		3,509	8,162	4,759	(9,994)
Accretion of Class L preference				84,647	72,842	65,962
Net loss available to common shareholders	(50,743)		(15,070)	(76,485)	(68,083)	(75,957)
Common Stock Class L
Allocation of net (loss) income to common stockholders-basic and diluted			18,513	79,211	71,568	64,712
Earnings (loss) per share:
Basic and diluted			$ 13.99	$ 59.73	$ 54.33	$ 49.21
Weighted average number of common shares outstanding:
Basic and diluted	1,327,115		1,323,479	1,326,206	1,317,273	1,315,153
Common Stock Class L | Nonvested
Accretion of Class L preference			18,513	79,211	71,568	64,712
Common Stock Class L | Vested
Accretion of Class L preference			66	5,436	1,274	1,251
Common Stock Class A
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)		$ (15,070)	$ (76,485)	$ (68,083)	$ (75,957)
Earnings (loss) per share:
Basic and diluted	$ (0.91)		$ (2.49)	$ (12.62)	$ (11.32)	$ (12.64)
Weighted average number of common shares outstanding:
Basic and diluted	55,797,534		6,046,056	6,058,512	6,016,733	6,006,960

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).

Condensed Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (50,781)	$ 3,590	$ 8,509	$ 4,762	$ (9,994)
Foreign currency translation adjustments	(12,068)	3,169	5,591	(5,343)	(1,799)
Comprehensive (loss) income	(62,849)	6,759	14,100	(581)	(11,793)
Comprehensive (loss) income attributable to non-controlling interest	(283)	564	(593)	1,536
Comprehensive (loss) income attributable to Bright Horizons Family Solutions Inc.	(62,566)	6,195	13,507	955	(11,793)
Accretion of Class L preference			84,647	72,842	65,962
Comprehensive (loss) attributable to common shareholders	(62,566)	(12,384)	(71,140)	(71,887)	(77,756)
Common Stock Class L | Nonvested
Accretion of Class L preference		18,513	79,211	71,568	64,712
Common Stock Class L | Vested
Accretion of Class L preference		$ 66	$ 5,436	$ 1,274	$ 1,251

Condensed Consolidated Statement of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Treasury Stock, at Cost	Accumuated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2009	$ (59,961)	$ 6	$ 123,335	$ (103)	$ (8,558)	$ (174,641)
Balance (in shares) at Dec. 31, 2009		6,011,496
Exercise of stock options (in shares)		10,488
Exercise of stock options	51		51
Stock-based compensation	2,354		2,354
Purchase of treasury stock	(22)			(22)
Translation adjustments	(1,799)				(1,799)
Accretion of Class L preference	(65,962)					(65,962)
Net income (loss)	(9,994)					(9,994)
Balance at Dec. 31, 2010	(135,333)	6	125,740	(125)	(10,357)	(250,597)
Balance (in shares) at Dec. 31, 2010		6,021,984
Exercise of stock options (in shares)		2,411
Exercise of stock options	12		12
Stock-based compensation	1,158		1,158
Tax benefit from stock option exercises	22		22
Translation adjustments, net of non-controlling interest	(3,804)				(3,804)
Accretion of Class L preference	(72,842)					(72,842)
Net income (loss)	4,759					4,759
Balance at Dec. 31, 2011	(206,028)	6	126,932	(125)	(14,161)	(318,680)
Balance (in shares) at Dec. 31, 2011		6,024,395
Exercise of stock options (in shares)		86,066
Exercise of stock options	440		440
Stock-based compensation	17,596		17,596
Tax benefit from stock option exercises	874		874
Purchase of treasury stock	(497)			(497)
Acquisition of additional non-controlling interest	4,162		4,868		(706)
Retirement of treasury stock			(622)	622
Retirement of treasury stock (in shares)		(47,808)
Translation adjustments, net of non-controlling interest	6,051				6,051
Accretion of Class L preference	(84,647)					(84,647)
Net income (loss)	8,162					8,162
Balance at Dec. 31, 2012	(253,887)	6	150,088		(8,816)	(395,165)
Balance (in shares) at Dec. 31, 2012		6,062,653
Conversion of Class L common stock (in shares)		46,708,466
Conversion of Class L common stock	854,101	47	854,054
Initial public offering (shares)		11,615,000
Initial public offering	234,944	12	234,932
Exercise of stock options (in shares)		219,490
Exercise of stock options	1,672		1,672
Stock-based compensation	6,620		6,620
Tax benefit from stock option exercises	1,325		1,325
Translation adjustments, net of non-controlling interest	(11,822)				(11,822)
Net income (loss)	(50,743)					(50,743)
Balance at Mar. 31, 2013	$ 782,210	$ 65	$ 1,248,691		$ (20,638)	$ (445,908)
Balance (in shares) at Mar. 31, 2013		64,605,609

Condensed Consolidated Statement of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Translation adjustments, attributable to non-controlling interest	$ 245	$ 246	$ (1,539)

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (50,781)	$ 3,590	$ 8,509	$ 4,762	$ (9,994)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	16,948	16,069	61,348	55,451	53,320
Amortization of original issue discount and deferred financing costs			6,783	6,330	6,143
Loss on extinguishment of debt	63,682
Interest paid in kind	2,143	5,657	23,754	20,902	18,392
Change in the fair value of the interest rate cap		44	67	641	2,258
(Gain) loss on foreign currency transactions	(37)	(34)		(835)
Non-cash revenue and other	(80)	(80)	(319)	(342)	(983)
Impairment losses on long-lived assets		400	694	1,262
Loss (gain) on disposal of fixed assets	471	155	437	(636)	497
Stock-based compensation	6,620	225	17,596	1,158	2,354
Deferred income taxes	(70)	(2,957)	(12,045)	(5,872)	(13,570)
Changes in assets and liabilities:
Accounts receivable	5,015	12,630	(1,580)	(1,487)	(6,968)
Prepaid expenses and other current assets	(14,595)	455	(4,110)	259	2,241
Income taxes			(218)	27,321	447
Accounts payable and accrued expenses	3,498	(3,532)	1,155	13,303	(1,723)
Deferred revenue	14,704	5,402	(1,694)	7,937	8,592
Accrued rent and related obligations	1,780	1,202	6,273	2,968	5,791
Other assets	1,157	(160)	(2,180)	614	2,244
Other current and long-term liabilities	1,815	(951)	2,512	(166)	1,078
Net cash provided by operating activities	52,270	38,115	106,982	133,570	70,119
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(22,192)	(12,920)	(69,086)	(42,517)	(39,522)
Proceeds from the disposal of fixed assets			21	4,851	5
Payments for acquisitions-net of cash acquired			(111,825)	(57,326)	(6,387)
Net cash used in investing activities	(22,192)	(12,920)	(180,890)	(94,992)	(45,904)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments of long-term debt	(1,975)	(4,835)	(5,472)	(4,933)	(3,656)
Borrowings (repayments) on line of credit-net				(18,500)	(20,300)
Borrowings of long-term debt, net of deferred financing costs and original issuance discount	769,360		82,321
Extinguishment of long-term debt	(972,468)
Proceeds from initial public offering, including over-allotment, net	234,944
Purchase of company stock		(5,140)	(5,140)		(111)
Proceeds from issuance of common stock	1,672	2,115	2,115	59	258
Tax benefit from stock-based compensation	1,736	3,506	3,381	93	312
Net cash (used in) provided by financing activities	33,269	(4,354)	77,205	(23,281)	(23,497)
Effect of exchange rates on cash and cash equivalents	(721)	262	364	(287)	360
Net increase in cash and cash equivalents	62,626	21,103	3,661	15,010	1,078
Cash and cash equivalents-beginning of period	34,109	30,448	30,448	15,438	14,360
Cash and cash equivalents-end of period	96,735	51,551	34,109	30,448	15,438
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments of interest	9,806	12,586	51,974	54,706	62,111
Cash payments of taxes	4,327	1,591	12,823	3,062	2,738
Non-cash accretion of Class L common stock preferred return			$ 84,647	$ 72,842	$ 65,962

Condensed Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Borrowings of long-term debt, deferred financing costs and original issuance discount	$ 20,640	$ 2,700

Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization and Significant Accounting Policies

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, Puerto Rico, Canada, the United Kingdom, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (P&L) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsor model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

2013 Initial Public Offering—On January 30, 2013, the Company completed an initial public offering (“the Offering”) and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock in exchange for $233.3 million, net of offering costs. The Company used the proceeds of the Offering, as well as certain amounts from the 2013 refinancing discussed below, to repay the principal and accumulated interest under its senior notes outstanding on January 30, 2013.

On January 11, 2013, the Company effected a 1–for–1.9704 reverse split of its Class A common stock. All previously reported Class A per share and Class A share amounts in the accompanying financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

In addition, the Company converted each share of its Class L common stock into 35.1955 shares of Class A common stock, and, immediately following the conversion of its Class L common stock, reclassified the Class A common stock into common stock, for which 475 million shares were authorized. The Company also authorized 25 million shares of undesignated preferred stock for issuance.

2013 Refinancing—On January 30, 2013, the Company entered into new $890.0 million senior secured credit facilities to refinance all of the existing indebtedness under the senior credit facilities and the senior subordinated notes and to modify certain provisions of the senior credit facilities. Significant terms of the refinancing are as follows:

•	$790.0 million term loan facility with a maturity date in 2020;

•	$100.0 million revolving credit facility with a maturity date in 2018;

•

The applicable margin percentages for the loan facilities are 2.0% per annum for base rate loans and 3.0% per annum for LIBOR rate loans provided that the base rate for the term loan may not be lower than 2.0% and LIBOR may not be lower than 1.0%.

The refinancing, which reduced the Company’s overall weighted average interest rate, resulted in a loss on extinguishment of debt of approximately $63.0 million, including redemption premiums on the senior notes, the senior subordinated notes and the Series C new term loans, and the write-off of deferred financing costs associated with this indebtedness, which we recorded in the first quarter of 2013. See Note 9, “Credit Arrangements and Debt Obligations”, for additional information regarding long-term debt.

Basis of Presentation—On May 28, 2008, Bright Horizons Family Solutions, Inc. (the “Predecessor”) completed a transaction (the “Merger”) with investment funds affiliated with Bain Capital Partners, LLC (the “Sponsor”), pursuant to which a wholly-owned merger subsidiary was merged with and into the Predecessor, which converted to a single member limited liability corporation (LLC), Bright Horizons Family Solutions LLC, and continued as the surviving corporation. Bright Horizons Family Solutions LLC is a wholly-owned subsidiary of Bright Horizons Capital Corp., which is in turn a wholly- owned subsidiary of Bright Horizons Family Solutions Inc., which is controlled by investment funds affiliated with the Sponsor. In July 2012, Bright Horizons Family Solutions Inc. changed its name from Bright Horizons Solutions Corp.

As part of the Merger, a new basis of accounting was established and the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications —Certain reclassifications have been made to the prior year balances to conform to the current year’s presentation, with no impact on prior year earnings or shareholders’ equity.

Use of Estimates—The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. The Company’s significant accounting policies in the preparation of the consolidated financial statements relate to revenue recognition, goodwill and other intangibles, income taxes and common stock valuation and stock-based compensation. Actual results may differ from management’s estimates.

Foreign Operations—The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the period. The cumulative translation effect for subsidiaries using a functional currency other than the U.S. dollar is included in accumulated other comprehensive income or loss as a separate component of stockholders’ equity.

The Company’s intercompany accounts are denominated in the functional currency of the foreign subsidiary. Gains and losses resulting from the remeasurement of intercompany receivables that the Company considers to be of a long-term investment nature are recorded as a cumulative translation adjustment in accumulated other comprehensive income or loss as a separate component of stockholders’ equity, while gains and losses resulting from the remeasurement of intercompany receivables from those foreign subsidiaries for which the Company anticipates settlement in the foreseeable future are recorded in the consolidated statement of operations. The net gains and losses recorded in the consolidated statements of operations for the years ended December 31, 2010 and 2012 were not significant. The Company recorded a net foreign currency gain of $0.8 million in the consolidated statement of operations for the year ended December 31, 2011 as a result of the settlement of an intercompany note during the year. There were no settlements of intercompany notes during the year ended December 31, 2012.

Fair Value of Financial Instruments—The Company estimates fair value for certain assets and liabilities and categorizes them based upon the level of judgment associated with the inputs used to measure their fair value and the level of market price observability.

The Company also develops internal estimates of fair value when the volume and level of activity for the asset or liability has significantly decreased or in those circumstances that indicate when a transaction is not orderly.

Financial instruments measured and reported at fair value are classified in one of the following categories:

Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The hierarchy requires the use of observable market data when available. The Company considers relevant and observable market prices in its valuations where possible.

Fair value measurements, including those categorized as Level 3, are prepared and reviewed at each reporting period.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and short and long-term debt. The fair value of the Company’s financial instruments approximates their carrying value. The following table shows the carrying value and the fair value of the Company’s long-term debt at December 31, 2011 and 2012 (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$825	$898	$927	$973

The fair value of the Company’s long-term debt was based on quoted market prices when available. When quoted market prices were not available, the fair value of long-term debt was based on quoted market prices of comparable instruments adjusted for differences between the quoted instruments and the instruments being valued, or was estimated using discounted cash flow analyses, based on current incremental borrowing rates for similar types of borrowing arrangements. The Company based its determination of fair value on quoted market prices for the Company’s Tranche B and Series C term loans, which are classified within Level 1 of the fair value hierarchy. The Company based its determination of fair value on current incremental borrowing rates for similar debt for the senior notes and senior subordinated notes, which are classified within Level 2 of the fair value hierarchy. Significant increases/decreases in yields and borrowing rates could result in significantly higher (lower) fair value measurements. The Company’s interest rate cap for its Tranche B term loans is carried at fair value and is included in other assets on the consolidated balance sheets. The interest rate cap was valued at less than $0.1 million at December 31, 2011 and 2012. The fair value of the Company’s interest rate cap is based on model-derived valuations that use observable inputs and market data, which are classified as Level 2 of the fair value hierarchy. Gains and losses associated with changes in the fair value of the interest rate cap are included in interest expense on the consolidated statements of operations.

See Note 9, “Credit Arrangements and Debt Obligations”, for additional information regarding long-term debt and the interest rate cap.

The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period. There have been no transfers between levels during the years ending December 31, 2010, 2011 and 2012.

Concentrations of Credit Risk—Financial instruments that potentially expose the Company to concentrations of credit risk consist mainly of cash and cash equivalents and accounts receivable. The Company mitigates its exposure by maintaining its cash and cash equivalents in financial institutions of high credit standing. The Company’s accounts receivable, which are derived primarily from the services it provides, are dispersed across many clients in various industries with no single client accounting for more than 10% of the Company’s net revenue or accounts receivable. The Company believes that no significant credit risk exists at December 31, 2011 and 2012.

Cash and Cash Equivalents—The Company considers all highly liquid investments with maturities when purchased of three months or less to be cash equivalents. Cash equivalents consist primarily of institutional money market accounts.

The Company’s cash management system provides for the funding of the main bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks may be in excess of the cash balances at certain banks, creating book overdrafts. There were no book overdrafts at December 31, 2011 and 2012.

Accounts Receivable—The Company generates accounts receivable from fees charged to parents and employer sponsors and, to a lesser degree, government agencies. The Company monitors collections and payments and maintains a provision for estimated losses based on historical trends, in addition to provisions established for specific collection issues that have been identified. Accounts receivable are stated net of this allowance for doubtful accounts.

Activity in the allowance for doubtful accounts is as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Beginning balance	$1,675	$1,691	$1,514
Provision	1,516	1,043	734
Write offs and adjustments	(1,500)	(1,220)	(621)

Ending balance	$1,691	$1,514	$1,627

Fixed Assets—Property and equipment, including leasehold improvements, are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or their estimated useful lives. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the consolidated balance sheet and the resulting gain or loss is reflected in the consolidated statements of operations.

Expenditures for maintenance and repairs are expensed as incurred, whereas expenditures for improvements and replacements are capitalized. Depreciation is included in cost of services and selling, general and administrative expenses depending on the nature of the expenditure.

Goodwill and Intangible Assets—Goodwill represents the excess of cost over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. The Company’s intangible assets principally consist of various customer relationships and contractual rights, and trade names.

Goodwill and intangible assets with indefinite lives are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. The Company tests goodwill for impairment by comparing the fair value of each reporting unit to its carrying value. The Company performs its annual impairment test as of December 31. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. Fair value for each reporting unit is determined by estimating the present value of expected future cash flows, which are forecasted for each of the next ten years, applying a long-term growth rate to the final year, discounted using the Company’s estimated discount rate. If the fair value of the Company’s reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of the Company’s reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. No goodwill impairment losses were recorded in the years ended December 31, 2010, 2011, or 2012.

We test certain trademarks that are included in our indefinite-lived intangible assets, by comparing the fair value of the trademarks with their carrying value. We estimate the fair value first by estimating the total revenue attributable to the trademarks and then by applying a royalty rate determined by an analysis of empirical, market-derived royalty rates for guideline intangible assets, consistent with the initial valuation and then comparing the estimated fair value of our trademarks with the carrying value. This approach takes into effect level 3 and unobservable inputs. Impairment losses of $0.4 million were recorded in the years ended December 31, 2011 and 2012 in relation to certain trade names with indefinite lives, which have been included in selling, general and administrative expenses. No impairment losses were recorded in the year ended December 31, 2010 in relation to intangible assets.

Intangible assets that are separable from goodwill and have determinable useful lives are valued separately and are amortized over the estimated period benefited, ranging from four to seventeen years. Intangible assets related to parent relationships are amortized using the double declining balance method over their useful lives. All other intangible assets are amortized on a straight line basis over their useful lives.

Impairment of Long-Lived Assets—The Company reviews long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment is assessed by comparing the carrying amount of the asset to the estimated undiscounted future cash flows over the asset’s remaining life. If the estimated cash flows are less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying amount of the asset to its estimated fair value less any disposal costs. Fair value can be determined using discounted cash flows and quoted market prices based on level 3 inputs. The Company recorded fixed asset impairment losses of $0.1 million, $0.8 million and $0.3 million in the years ended December 31, 2010, 2011 and 2012, respectively, which have been included in cost of sales.

Deferred Revenue—The Company records deferred revenue for prepaid tuition and management fees and amounts received from consulting projects in advance of services being performed. The Company is also a party to agreements where the performance of services extends beyond the current operating cycle. In these circumstances, the Company records a long-term obligation and recognizes revenue over the period of the agreement as the services are rendered.

Leases and Accrued Rent—The Company leases space for certain of its centers and corporate offices. Leases are evaluated and classified as operating or capital for financial reporting purposes. The Company recognizes rent expense from operating leases with periods of free rent, tenant allowances and scheduled rent increases on a straight-line basis over the applicable lease term. The difference between rents paid and straight-line rent expense is recorded as accrued rent.

Discount on Long-Term Debt—Original issue discounts on the Company’s debt are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization expense is included in interest expense in the consolidated statements of operations.

Deferred Financing Costs—Deferred financing costs are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization of this expense is included in interest expense in the consolidated statements of operations.

Other Long-Term Liabilities—Other long-term liabilities consist primarily of amounts payable to clients, pursuant to terms of operating agreements or for deposits held by the Company, and obligations for uncertain tax positions.

Income Taxes—The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for tax carryforwards, such as net operating losses. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the provision for income taxes in the period that includes the enactment date. The Company records a valuation allowance to reduce the carrying amount of deferred tax assets if it is more likely than not that such asset will not be realized. Additional income tax expense is recognized as a result of recording valuation allowances. The Company does not recognize a tax benefit on losses in foreign operations where it does not have a history of profitability. The Company records penalties and interest on income tax related items as a component of tax expense.

Obligations for uncertain tax positions are recorded based on an assessment of whether the position is more likely than not to be sustained by the taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Noncontrolling Interest—The Company recorded the redeemable noncontrolling interest from its initial acquisition of a 63% ownership interest of a company in the Netherlands at fair value at the date of acquisition. The difference between the acquisition price and carrying value of the redeemable non-controlling interest of any additional interest acquired is recorded as an adjustment to additional paid in capital. Any accumulated other comprehensive income (loss) associated with the additional acquired interest is recorded as other comprehensive income (loss) of the Company.

In connection with the initial acquisition, the Company entered into put and call option agreements with the minority shareholders for the purchase of the noncontrolling interest at a future date at a value based on a contractually determined formula. As a result of the option agreements, the noncontrolling interest is considered redeemable and is classified as temporary equity on the Company’s consolidated balance sheet.

The noncontrolling interest is reviewed at each subsequent reporting period and adjusted, as needed, to reflect its then redemption value.

Revenue Recognition—The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collectability is reasonably assured.

Center-based care revenues consist primarily of tuition, which consists of amounts paid by parents, supplemented in some cases by payments from employer sponsors and, to a lesser extent, by payments from government agencies. Revenue may also include management fees, operating subsidies paid either in lieu of or to supplement parent tuition, and fees for other services. Revenue for center-based care is recognized as the services are performed.

The Company enters into contracts with its employer sponsors to manage and operate their child care and early education centers and/or for the provision of back-up dependent care and other educational advisory services under various terms. The Company’s contracts to operate child care and early education centers are generally three to ten years in length with varying renewal options. The Company’s contracts for back-up dependent care and other educational advisory services are generally one to three years in length with varying renewal options. Revenue for these services is recognized as they are performed.

Common Stock Valuation and Stock-Based Compensation—The Company accounts for stock-based compensation using a fair value method. Stock-based compensation expense is recognized in the consolidated financial statements based on the grant-date fair value of the awards that are expected to vest. This expense is recognized on a straight-line basis over the requisite service period, which generally represents the vesting period, of each separately vesting tranche. The Company calculates the fair value of stock options using the Black-Scholes option-pricing model.

The key assumption in determining the fair value of stock-based awards on the date of grant is the fair value of the underlying Class L and Class A shares of common stock (collectively referred to herein as “common stock”). The fair value of the underlying common stock is determined using valuation models that rely primarily on a discounted cash flow approach to determine the enterprise value and the probability weighted expected return method to allocate the value of the invested capital to the two classes of stock.

Comprehensive (Loss) Income—Comprehensive (loss) income is comprised of net (loss) income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive (loss) income net of taxes for all periods presented. The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested. Therefore, taxes are not provided for the related currency translation adjustments.

Earnings (Loss) Per Share—Net earnings (loss) per share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s Class L and Class A shares. The Class L shares contain participation rights in any dividend paid by the Company or upon liquidation of the Company. Net income available to Class A common shareholders includes the effects of any Class L preference amounts. Net income available to shareholders is allocated on a pro rata basis to each share as if all of the earnings for the period had been distributed. Diluted net income (loss) per share is calculated using the treasury stock method for all outstanding stock options and the as-converted method for the Class L shares.

Subsequent Events— Subsequent events have been evaluated up through the date that these consolidated financial statements were filed.

ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ACQUISITIONS

8.    2012 ACQUISITION

In May 2012, the Company acquired the outstanding shares of Huntyard Limited, a company that operates 27 child care and early education centers in the United Kingdom, for cash consideration of $110.8 million. The Company also incurred deal costs of $0.5 million during the second and third quarters of 2012.

The purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets, primarily customer relationships	6,004
Goodwill (non-deductible)	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761

The allocation of the purchase price consideration was based on preliminary valuation and the estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date). The primary areas of the preliminary purchase price allocation that are not yet finalized are amounts related to the fair value of fixed assets and for income tax assets and liabilities, pending the finalization of estimates and assumptions in respect of certain tax aspects of the transaction and residual goodwill.

The operating results for this acquisition are included in the consolidated results of operations from the date of acquisition. If the acquisition had occurred on January 1, 2012, consolidated revenues and net income attributable to Bright Horizons Family Solutions Inc. for the three months ended March 31, 2012 would have been approximately $268.9 million and $4.1 million, respectively.

2.    ACQUISITIONS

As part of the Company’s growth strategy to expand through strategic acquisitions, the Company has made the following acquisitions in the years ended December 31, 2010, 2011, and 2012.

2010 Acquisitions

In November 2010, the Company acquired all of the outstanding stock of a child care and early education center in the United States. In December 2010, the Company acquired the assets of a child care and early education center in the United Kingdom and of a provider of tuition management solutions in the United States, which complements the Company’s educational advisory services. The aggregate cash consideration for the acquisitions was $7.1 million. The purchase price for these acquisitions has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition.

The Company acquired total tangible assets of $1.3 million and assumed liabilities of $0.5 million. In conjunction with these acquisitions, the Company recorded goodwill of $5.4 million and other intangible assets of $0.9 million, consisting of customer relationships and trade names. The identified intangible assets will be amortized over periods of four to nine years. The acquired intangible assets include trade names of $0.2 million that were determined to have indefinite lives.

The fair value of the assets acquired in business combinations in the year ended December 31, 2010 is as follows (in thousands):

Cash paid, net of cash acquired	$6,387
Liabilities assumed	463
Goodwill recognized	(5,407)

Fair value of assets acquired	$1,443

The operating results of the acquired businesses have been included in the Company’s consolidated results of operations from the respective dates of acquisition. The goodwill associated with the asset acquisitions in the United States and the United Kingdom is deductible for tax purposes. The Company incurred deal costs of $0.1 million related to these acquisitions, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations.

2011 Acquisitions

In March 2011, the Company acquired the assets of 20 child care and early education centers in the United States. Additionally, the Company acquired the assets of a child care and early education center in the United States in November 2011 and of a child care and early education center in the United Kingdom in December 2011. The aggregate cash consideration for the acquisitions was $27.6 million, which related primarily to the March 2011 acquisition. The purchase price for these acquisitions has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition.

The Company acquired total tangible assets of $2.2 million and assumed liabilities of $0.8 million. In conjunction with these acquisitions, the Company recorded goodwill of $23.4 million and other intangible assets of $2.8 million, consisting primarily of customer relationships. The identified intangible assets will be amortized over periods of five to nine years.

In July 2011, the Company acquired 63% of a company in the Netherlands that operates 20 child care and early education centers for cash consideration of $29.9 million. As a result, this company became a majority-owned subsidiary of the Company, with its operating results included in the Company’s consolidated results of operations and the 37% of ownership interest retained by the previous owners presented as noncontrolling interest on the Company’s consolidated balance sheet. In connection with this transaction, the Company entered into put and call option agreements with the minority shareholders for the purchase of the noncontrolling interest at a future date at a value based on a contractually determined formula. As a result of the option agreements, the noncontrolling interest is considered redeemable and is classified as temporary equity on the Company’s consolidated balance sheet.

The purchase price for this transaction has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition. The Company acquired total tangible assets of $9.4 million and assumed liabilities of $4.6 million, and recorded noncontrolling interest of $17.1 million. Additionally, the Company recorded goodwill of $39.5 million; other intangible assets of $3.4 million, consisting of customer relationships and trade name; and deferred tax liabilities of $0.7 million related to intangible assets subject to amortization that are not deductible for tax purposes. The identified intangible assets will be amortized over periods of four to ten years.

The fair value of the assets acquired in business combinations in the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired	$57,228
Liabilities assumed	6,159
Noncontrolling interest	17,063
Goodwill recognized	(62,917)

Fair value of assets acquired	$17,533

The goodwill associated with the acquisitions in the United States and the United Kingdom is deductible for tax purposes. The goodwill for the acquisition in the Netherlands is not deductible for tax purposes. The Company incurred deal costs of $1.1 million related to these acquisitions, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations.

In the year ended December 31, 2011, the Company also paid approximately $0.1 million related to prior year acquisitions.

The operating results of the acquired businesses have been included in the Company’s consolidated results of operations from the respective dates of acquisition. The operating results for the acquired businesses are included in the Company’s consolidated results of operations beginning March 14, 2011 for the acquisition of 20 centers in the United States and beginning July 20, 2011 for the acquisition in the Netherlands. The acquired businesses contributed revenues of $28.0 million and net loss of $0.5 million for the year ended December 31, 2011. The following pro forma summary presents consolidated information as if the business combinations had occurred on January 1, 2010 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2010	2011
Revenue	$919,581	$992,247
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,136)	$7,115

2012 Acquisitions

In May 2012, the Company acquired the outstanding shares of Huntyard Limited, a company that operates 27 child care and early education centers in the United Kingdom, for cash consideration of $110.8 million. The preliminary purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761

The Company recorded goodwill of $45.7 million, which will not be deductible for tax purposes. Goodwill related to this acquisition is reported within the full service center-based care segment.

Intangible assets of $6.0 million consist of customer relationships and trade names that will be amortized over five and seven years, respectively. A deferred tax liability of $1.5 million was recorded related to the intangible assets for which the amortization is not deductible for tax purposes.

The Company incurred deal costs of $0.5 million related to this acquisition, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations. The allocation of the purchase price consideration was based on preliminary valuation and the estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date). The primary areas of the preliminary purchase price allocation that are not yet finalized are amounts related to the fair value of fixed assets and for income tax assets and liabilities, pending the finalization of estimates and assumptions in respect of certain tax aspects of the transaction and residual goodwill.

The operating results for this acquisition are included in the consolidated results of operations from the date of acquisition. The acquired business contributed revenues of $26.3 million and net income of $1.1 million in the year ended December 31, 2012. The following pro forma summary presents consolidated information as if the business combination had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2011	2012
Revenue	$1,016,125	$1,088,378
Net income attributable to Bright Horizons Family Solutions Inc.	$4,804	$10,329

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2011	2012
Prepaid workers compensation insurance	$9,048	$9,160
Prepaid rent and other occupancy costs	5,947	6,354
Prepaid income taxes	2,087	213
Reimbursable costs	714	4,060
Favorable leases	462	386
Prepaid insurance	1,111	1,341
Deferred initial public offering costs	-	2,189
Other prepaid expenses and current assets	3,203	4,124

	$22,572	$27,827

Under the terms of the Company’s workers compensation policy, the Company is required to make advances to its insurance carrier pertaining to anticipated claims for all open plan years.

Fixed Assets	12 Months Ended
Dec. 31, 2012
Fixed Assets

4.    FIXED ASSETS

Fixed assets consist of the following (dollars in thousands):

	Estimated useful lives	December 31,
		2011	2012
	(Years)
Buildings	20 – 40	$71,009	$116,157
Furniture and equipment	3 – 10	63,985	92,919
Leasehold improvements	Shorter of the lease term or the estimated useful life	165,397	206,328
Land	—	29,678	50,882

Total fixed assets		330,069	466,286
Accumulated depreciation and amortization		(92,912)	(125,910)

Fixed assets, net		$237,157	$340,376

The Company recorded depreciation expense of $25.7 million, $28.0 million and $34.4 million for the years ended December 31, 2010, 2011, and 2012, respectively.

Goodwill And Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets

2.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows (in thousands):

	Full service center- based care	Back-up dependent care	Other educational advisory services	Total
Beginning balance at December 31, 2012	$813,357	$159,215	$20,825	$993,397
Tax benefit from the exercise of continuation options	(333)	(69)	(9)	(411)
Effect of foreign currency translation	(4,314)	(893)	-	(5,207)

Balance at March 31, 2013	$808,710	$158,253	$20,816	$987,779

The Company also has intangible assets, which consist of the following at March 31, 2013 and December 31, 2012 (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
March 31, 2013:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$369,555	$(130,337)	$239,218
Trade names	9.1 years	2,994	(893)	2,101
Non-compete agreements	5 years	54	(36)	18

		$372,603	$(131,266)	$241,337

Indefinite-lived intangibles:
Trade names	N/A	183,290	-	183,290

		$555,893	$(131,266)	$424,627

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Indefinite-lived intangibles:
Trade names	N/A	183,816	-	183,816

		$557,544	$(124,964)	$432,580

5.    GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	45,723
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,831

Ending balance	$947,371	$993,397

Goodwill associated with full service center-based care, back-up dependent care and other educational advisory services amounted to $813.4 million, $159.2 million, and $20.8 million, respectively, at December 31, 2012. Substantially all activity associated with goodwill in 2011 and 2012 related to full service center-based care.

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

The Company also has trade names with net carrying values of $183.8 million at December 31, 2011 and 2012, which were determined to have indefinite useful lives and are not subject to amortization. On an annual basis, these trade names are subject to an evaluation of the remaining useful life to determine whether events and circumstances continue to support an indefinite useful life, as well as testing for impairment.

The Company recorded amortization expense of $27.6 million, $27.4 million and $26.9 million in the years ended December 31, 2010, 2011, and 2012, respectively.

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6

Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Expenses

6.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accounts payable	$7,850	$6,319
Accrued payroll and employee benefits	47,950	52,344
Accrued insurance	12,916	13,674
Accrued interest	241	1,430
Accrued occupancy costs	2,272	2,336
Accrued professional fees	1,777	2,135
Other accrued expenses	16,027	18,969

	$89,033	$97,207

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities

7.    OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$4,932	$6,579
Accrued rent and other occupancy costs	1,116	2,085
Unfavorable leases	500	475
Income taxes payable	994	933
Other miscellaneous liabilities	1,438	2,015

	$8,980	$12,087

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities

8.    OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$7,492	$8,481
Liability for uncertain tax positions	11,050	9,966
Other miscellaneous liabilities	3,984	5,270

	$22,526	$23,717

Credit Arrangements and Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Credit Arrangements and Debt Obligations

3.    BORROWING ARRANGEMENTS

Outstanding borrowings were as follows at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Term loans	$788,025	$-
Tranche B and Series C new term loans	-	430,474
Senior subordinated notes	-	300,000
Senior notes	-	197,810

Total	788,025	928,284
Deferred financing costs and original issue discount	(20,138)	(21,641)

Total debt	767,887	906,643
Less current maturities	7,900	2,036

Long-term debt	$759,987	$904,607

On January 30, 2013, the Company entered into new $890.0 million senior secured credit facilities to refinance all of the existing indebtedness under the senior credit facilities and the senior subordinated notes and to reflect modifications to certain provisions of the senior credit facilities. Significant terms of the refinancing are as follows:

•	$790.0 million term loan facility with quarterly principal payments of $2.0 million, which commenced March 31, 2013, and a final payment due on January 30, 2020.

•	$100.0 million revolving credit facility with a maturity date in 2018, of which there were no borrowings outstanding at March 31, 2013.

•

The applicable margin percentages for the loan facilities are 2.0% per annum for base rate loans and 3.0% per annum for LIBOR rate loans provided that the base rate for the term loan may not be lower than 2.0% and LIBOR may not be lower than 1.0%.

The existing term loans (Tranche B and Series C term loans) were redeemed for an aggregate $431.0 million, including the redemption premium on the Series C term loans, and the $300.0 million senior subordinated notes were redeemed in full for an aggregate $328.2 million, including the redemption premium. The Company used the net proceeds of its initial public offering and certain proceeds from the issuance of the $790.0 million senior secured term loan to redeem the senior notes in full for $213.3 million, including the redemption premium.

The refinancing, which reduced the Company’s overall weighted average interest rate from approximately 8.5% as of December 31, 2012 to 4.0% as of March 31, 2013, resulted in a loss on extinguishment of debt of $63.7 million, which included the redemption premiums and the write-off of existing deferred financing costs.

The future principal payments under the new term loan arrangements at March 31, 2013 are as follows (in millions):

Remainder of 2013	$5.9
2014	$7.9
2015	$7.9
2016	$7.9
2017	$7.9
Thereafter	$750.5

$788.0

9.    CREDIT ARRANGEMENTS AND DEBT OBLIGATIONS

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2012
Tranche B term loans	$350,946	$346,111
Series C new term loans	-	84,363
Senior subordinated notes	300,000	300,000
Senior notes	174,055	197,810
Original issue discount	(10,656)	(8,012)
Deferred financing costs	(15,088)	(13,629)

Total debt	799,257	906,643
Less current maturities	4,814	2,036

Long-term debt	$794,443	$904,607

Long-Term Debt in Place at December 31, 2012

In 2008, in conjunction with the Merger, Bright Horizons Family Solutions LLC (“BHFS LLC”) entered into agreements with lenders consisting of a Credit and Guaranty Agreement (the “Credit Agreement”) in an aggregate principal amount not to exceed $440.0 million and a Note Purchase Agreement and Indenture for the issuance of $300.0 million of senior subordinated notes. In addition, Bright Horizons Capital Corp. (“Capital Corp.”) entered into a Note Purchase Agreement and Indenture for the issuance of $110.0 million of senior notes. In July of 2011, certain terms and provisions of the Credit Agreement and the Indentures were amended in order to permit the acquisition of a 63% ownership interest in a company in the Netherlands and a subsequent follow-on acquisition of the remaining minority equity interests, and to make certain other investment-related changes.

In May of 2012, certain terms and provisions of the Credit Agreement were further amended to permit the acquisition of the outstanding shares of Huntyard Limited, to increase the size of the incremental facility provided under the Credit Agreement by an additional $35.0 million, to $85.0 million, to eliminate the mandatory prepayment provision relating to the issuance of equity interests, and to make other changes to certain other covenants. The full amount of the amended incremental facility under the Credit Agreement was subsequently borrowed by BHFS LLC as Series C new term loans.

Credit and Guaranty Agreement

The Credit and Guaranty Agreement consists of three facilities:

•

$75 million Revolver—BHFS LLC may borrow and repay under the revolving credit facility for a term of six years, terminating on May 28, 2014, with any amounts outstanding at that date payable in full. The net proceeds of the borrowings under the revolving credit facility may be used for general corporate purposes, including, subject to certain sub-limits and covenant requirements, to fund acquisitions and invest in foreign subsidiaries. At BHFS LLC’s option, advances under the revolving credit facility will bear interest at either i) the greater of the Federal Funds Rate plus 0.5% or Prime (the Base Rate) plus a spread based on BHFS LLC’s leverage ratio, or ii) LIBOR (the Eurodollar Rate) plus a spread based on BHFS LLC’s leverage ratio. Commitment fees on the unused portion of the line are payable at a rate ranging from 0.375% to 0.500% per annum based on BHFS LLC’s leverage ratio. No amounts were outstanding at December 31, 2011 and 2012 under the revolving credit facility. The weighted average interest rate for the years ended December 31, 2010 and 2011 was 4.8% and 5.5%, respectively. There were no borrowings during the year ended December 31, 2012.

•

$365 million Tranche B Term Loans—The total available amount of $365.0 million in aggregate principal was borrowed in 2008 as of the date of the Merger. Principal repayments of $912,500 are due quarterly and commenced September 30, 2008, with the final payment due on May 28, 2015. As a result of the calculation of Consolidated Excess Cash Flow for 2010, the Company prepaid $4.9 million of principal in March 2011, satisfying all four quarterly principal payments required in 2011 and a portion of the payments required in 2012. As a result of the calculation of Consolidated Excess Cash Flow for 2011, the Company prepaid $4.8 million of principal in March 2012, satisfying the remaining quarterly principal payments required in 2012 and a portion of the payments required in 2013. At BHFS LLC’s option, the term loans bear interest at either i) the greater of the Federal Funds Rate plus 0.5% or Prime (the Base Rate) plus 3.0%, or ii) LIBOR (the Eurodollar Rate) plus 4.0%. Prior to May 28, 2011, the third anniversary of the agreement, both the Base Rate and Eurodollar Rate were subject to floors of 4.5% and 3.5%, respectively. At December 31, 2011 and 2012, $350.9 million and $346.1 million were outstanding in term loans, respectively. The interest rate on the outstanding term loans was 4.3% at December 31, 2011 and 4.2% at December 31, 2012. The weighted average interest rate for the years ended December 31, 2010, 2011 and 2012 was 7.5%, 5.6% and 4.3%, respectively. In 2009, BHFS LLC entered into an interest rate cap agreement with a bank to hedge changes in LIBOR over the term of the agreement such that the maximum interest BHFS LLC would be subject to would be 7.0% plus the spread of 4.0%. The agreement expires June 30, 2014. The interest rate cap is carried at fair value and is included in other assets on the consolidated balance sheets. The interest rate cap, which had an original cost of $1.0 million, had a fair value of less than $0.1 million at December 31, 2011 and 2012. Changes in the fair value of the interest rate cap are recorded in interest expense, which were an increase to interest expense of $2.3 million, $0.6 million, and $0.1 million in the years ended December 31, 2010, 2011 and 2012, respectively.

•

$85 million Series C New Term Loans—The entire $85.0 million available under the incremental facility was borrowed in May 2012. Principal repayments of $212,500 are due quarterly and commenced June 30, 2012, with the final payment due on May 23, 2017. At BHFS LLC’s option, the new term loans bear interest at either i) the greater of the Federal Funds Rate plus 0.5% or Prime (the Base Rate) plus 3.25%, or ii) LIBOR (the Eurodollar Rate) plus 4.25%. Both the Base Rate and Eurodollar Rate are subject to floors of 2.0% and 1.0%, respectively. At December 31, 2012, $84.4 million of Series C new term loans were outstanding and the interest rate on the outstanding loans was 5.3%.

Debt outstanding under the Credit and Guaranty Agreement is secured by substantially all of the assets of the Company’s subsidiaries located in the United States, and is guaranteed by all of the Company’s wholly-owned U.S.-based subsidiaries. The Credit and Guaranty Agreement requires that the Company maintain compliance with specified financial ratios and other covenants, including a minimum interest coverage ratio, a maximum total leverage ratio, a maximum capital expenditures requirement, and certain limitations on additional indebtedness, and the acquisitions and dispositions of assets. Amounts outstanding under the Credit and Guaranty Agreement are also subject to mandatory prepayment provisions based on cash flow generation, certain asset sales, or additional debt.

Original Issue Discount

The revolving credit facility and the Tranche B term loans were issued with original issue discount (OID) of $20.5 million; the Series C new term loans issued in May 2012 were issued with OID of $425,000. The OID is amortized over the stated term of each facility with amounts amortized in each period included in interest expense. For the years ended December 31, 2010, 2011, and 2012, the total amount of amortized OID included in interest expense was $2.8 million, $2.9 million and $3.1 million, respectively.

Note Purchase Agreements and Indentures

The Note Purchase Agreements and respective Indentures consist of:

•

$300 million of Senior Subordinated Notes: The senior subordinated notes were issued by BHFS LLC on May 28, 2008, bearing a fixed annual interest rate of 11.5% computed on the basis of a 360-day year and twelve 30-day months. Interest is payable quarterly and the senior subordinated notes mature and are payable in full on May 28, 2018. The senior subordinated notes are guaranteed by all of the Company’s wholly-owned US-based subsidiaries.

•

$110 million of Senior Notes: The senior notes were issued by Capital Corp. on May 28, 2008, bearing a fixed annual interest rate of 13.0% computed on the basis of a 360-day year and twelve 30-day months. Interest is payable quarterly in arrears and the senior notes mature and are payable in full on November 28, 2018. At Capital Corp.’s option, interest due on or before May 28, 2013, is payable in cash or by such interest being added to the principal. At December 31, 2012, the Company had $197.8 million of aggregate principal amount of the senior notes outstanding, which includes the interest that has been added to the principal. The senior notes are not guaranteed by any of the Company’s subsidiaries. Accumulated interest in the amount of $87.8 million added to the principal was due in 2013; however, since the Company used a portion of the proceeds from its initial public offering in 2013 to repay that liability, the amount is presented as a long-term liability at December 31, 2012.

The Indentures and the Note Purchase Agreements do not contain any financial maintenance covenants.

Deferred Financing Fees

BHFS LLC and Capital Corp. incurred financing fees of $27.1 million in connection with the 2008 debt agreements and BHFS LLC incurred an additional $2.3 million related to the 2012 Series C new term loans. These fees are being amortized over the terms of the related debt instruments and such amortization is included in interest expense in the consolidated statements of operations. Amortization expense relating to these deferred financing costs for the years ended December 31, 2010, 2011, and 2012, was $3.3 million, $3.4 million and $3.7 million, respectively.

Overdraft Facilities

The Company’s subsidiaries in the United Kingdom maintain an overdraft facility with a U.K. bank to support local short-term working capital requirements. The overdraft facility is repayable upon demand from the U.K. bank. The facility provides maximum borrowings of £0.3 million (approximately $0.5 million at December 31, 2012) and is secured by a cross guarantee by and among the Company’s subsidiaries in the United Kingdom and a right of offset against all accounts maintained by the subsidiaries at the lending bank. The overdraft facility bears interest at the U.K. bank’s base rate plus 2.15%. At December 31, 2011 and 2012, there were no amounts outstanding under the overdraft facility.

The Company’s majority-owned subsidiary in the Netherlands, acquired in 2011, maintains a revolving credit facility with a Dutch bank consisting of a €1.0 million (approximately $1.3 million at December 31, 2012) general facility to support working capital and letter of credit requirements, and a € 1.75 million (approximately $2.3 million at December 31, 2012) current account facility to support the construction and fit out of new child care centers. The current account facility is reduced by €  0.25 million quarterly through January 1, 2014, its termination date. Both facilities are repayable upon demand from the Dutch bank and are secured by a right of offset against all accounts maintained by the Company at the lending bank. The current account facility is secured by an additional pledge of equipment. Both facilities bear interest at the bank’s Euro base rate plus 1.5%. At December 31, 2011 and 2012, there were no amounts outstanding under the facility. The weighted average interest rate for the year ended December 31, 2011 was 5.95%. There were no borrowings during the year ended December 31, 2012.

2013 Debt Refinancing Transactions

$110 million of Senior Notes—On January 30, 2013, the Company used the net proceeds of its initial public offering and certain proceeds from the issuance of a $790.0 million senior secured term loan to redeem the senior notes in full for $213.3 million, including the redemption premium.

New Credit Facility—On January 30, 2013, the Company also entered into new $890.0 million senior secured credit facilities to refinance all of the existing indebtedness under the senior credit facilities and the senior subordinated notes and to reflect modifications to certain provisions of the senior credit facilities. Significant terms of the refinancing are as follows:

•	$790.0 million term loan facility with a maturity date in 2020;

•	$100.0 million revolving credit facility with a maturity date in 2018;

•

The applicable margin percentages for the loan facilities are 2.0% per annum for base rate loans and 3.0% per annum for LIBOR rate loans provided that the base rate for the term loan may not be lower than 2.0% and LIBOR may not be lower than 1.0%.

Principal payments of $2.0 million are due quarterly and commence March 30, 2013, with the final payment due on January 30, 2020.

The Tranche B term loans and the Series C new term loans were redeemed for an aggregate $433.0 million, including the redemption premium on the Series C new term loans, and the $300.0 million senior subordinated notes were redeemed in full for an aggregate $330.8 million, including the redemption premium.

Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest

10.    REDEEMABLE NONCONTROLLING INTEREST

In July 2011 the Company acquired a 63% ownership interest of a company in the Netherlands, and in November 2012, acquired a further 18.5% ownership interest, for an aggregate ownership of 81.5% as of December 31, 2012. See Note 2, “Acquisitions”, for additional information regarding the 2011 acquisition.

The company’s operating results are included in the Company’s consolidated results of operations from the date of acquisition and the minority ownership interest retained by the previous owners is presented as redeemable noncontrolling interest on the Company’s consolidated balance sheets.

The redeemable noncontrolling interest was measured at fair value at the date of acquisition and is reviewed at each subsequent reporting period and adjusted, as needed, to reflect its then redemption value. No adjustments have been recorded to date. The redeemable noncontrolling interest of 63% was recorded at a fair value of $17.1 million at the date of acquisition, which was determined based upon standard valuation techniques using unobservable inputs of discounted cash flow analysis and an industry peer comparable analysis.

The acquisition of the additional 18.5% by the Company in exchange for $3.9 million on November 23, 2012 was treated as an equity transaction and the difference between the acquisition price and carrying value of the redeemable non-controlling interest was recorded as an adjustment to additional paid in capital. The accumulated other comprehensive income associated with the additional acquired interest was also recorded as equity of the Company.

The following is a reconciliation of the changes in the redeemable noncontrolling interest for the years ended December 31, 2011 and 2012 (in thousands):

	Years ended December 31,
	2011	2012
Balance at beginning of the period	$-	$15,527
Fair value at acquisition	17,063	-
Sale of 18.5% of interest to BHFS	-	(7,994)
Net income attributable to noncontrolling interest	3	347
Effect of foreign currency translation	(1,539)	246

Balance at end of period	$15,527	$8,126

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES

7.    INCOME TAXES

As of March 31, 2013 and December 31, 2012, the Company had approximately $7.4 million of unrecognized income tax benefits and $2.6 million of accrued interest and penalties.

The Company expects the unrecognized tax benefits to change over the next 12 months if certain tax matters settle with the applicable taxing jurisdiction during this time frame, or, if applicable, statutes of limitations lapse. The impact of the amount of such changes to previously recorded uncertain tax positions could range from $0.5 million to $5.6 million, exclusive of interest and penalties.

As of March 31 2013, there were not any federal or state income tax audits in process. One of the Company’s subsidiaries in the United Kingdom has an ongoing enquiry for the years 2009 through 2011. The Company is also subject to corporate income tax at its subsidiaries located in the Netherlands, India, Canada, Ireland, and Puerto Rico. The tax returns for the Company’s subsidiaries located in foreign jurisdictions are subject to examination for periods ranging from one to seven years.

11.    INCOME TAXES

(Loss) income before income taxes consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(19,321)	$3,973	$6,882
Foreign	(987)	1,614	4,870

Total	$(20,308)	$5,587	$11,752

Income tax (benefit) expense consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current tax (benefit) expense
Federal	$2,068	$(2,063)	$8,102
State	1,277	1,517	2,361
Foreign	231	7,120	4,434

	3,576	6,574	14,897
Deferred tax (benefit) expense
Federal	(11,213)	(1,292)	(9,048)
State	(2,419)	523	(1,453)
Foreign	(258)	(4,980)	(1,153)

	(13,890)	(5,749)	(11,654)

Income tax (benefit) expense	$(10,314)	$825	$3,243

The following is a reconciliation of the U.S. Federal statutory rate to the effective rate on pretax (loss) income (in thousands):

	Years ended December 31,
	2010	2011	2012
Federal tax (benefit) expense computed at statutory rate	$(7,108)	$1,956	$4,113
State tax (benefit) expense, net of federal tax	(1,391)	1,502	416
Valuation allowance, net	89	(5,018)	23
Permanent differences and other, net	(1,927)	236	551
Change in tax rate	-	(1,599)	12
Change to uncertain tax positions, net	(151)	4,166	(869)
Foreign rate differential	174	(418)	(1,003)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Significant components of the Company’s net deferred tax liability are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Current deferred tax assets:
Reserve on assets	$525	$679
Liabilities not yet deductible	9,502	10,095
Deferred revenue	326	430
Depreciation	84	207
Other	146	-

	10,583	11,411
Valuation allowance	(3)	(45)

Net current deferred tax assets	10,580	11,366
Non-current deferred tax assets:
Net operating loss and credit carryforwards	6,257	1,918
Liabilities not yet deductible	9,991	12,806
Deferred revenue	471	737
Stock-based compensation	2,606	9,641
Deferred financing costs	1,273	1,018
Other	3,657	2,410

	24,255	28,530
Valuation allowance	(1,007)	(1,037)

Net non-current deferred tax assets	23,248	27,493

Total net deferred tax assets	33,828	38,859
Deferred tax liabilities:
Intangible assets	(163,316)	(158,426)
Depreciation	(14,313)	(13,867)

Total deferred tax liabilities	(177,629)	(172,293)

Net deferred tax liability	$(143,801)	$(133,434)

During 2012, the overall deferred tax liability has decreased, mostly due to the book to tax difference in the treatment of amortization of intangible assets, stock-based compensation and use of net operating losses and credits.

At December 31, 2012, the Company had a deferred tax asset of $1.9 million, representing the tax effect of net operating losses and tax credit carry-forwards. The components of this deferred tax asset are $0.5 million related to net operating losses in a number of states which have expiration dates through 2031 and $1.4 million of foreign net operating losses that will begin to expire in 2031 or can be carried forward indefinitely.

The Company has recorded valuation allowances on certain foreign net operating losses where it has not had a history of profitability.

The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested. These earnings may become taxable in the United States upon the sale or liquidation of these foreign subsidiaries or upon the remittance of dividends. At this time, it is not practicable to estimate the amount of deferred tax liability on such earnings.

Uncertain Tax Positions

The Company follows the authoritative guidance relating to the accounting for uncertainty in income taxes. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$4,420	$7,933
Additions for tax positions of prior years	4,392	474
Additions for tax positions of current year	557	879
Settlements	(1,436)	(474)
Reductions for tax positions of prior years	-	(845)
Lapses of statutes of limitations	-	(778)
Effect of foreign currency adjustments	-	223

Ending balance	$7,933	$7,412

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The Company’s current provision for income tax expense for the years ended December 31, 2010, 2011, and 2012 included $0.4 million, $0.8 million and $0.3 million, respectively, of interest and penalties related to tax positions of the Company. The liability for total interest and penalties at December 31, 2011 and 2012 was $3.1 million and $2.6 million, respectively, and is included in other long-term liabilities. During the fourth quarter of 2012, the Company partially reduced its reserve for uncertain tax positions due to the lapse in the statute of limitations for prior tax filings. Additionally, the Company received correspondence from a government representative of a foreign jurisdiction which accepted certain tax positions which had been taken in previous filings, thereby indicating that no change to the tax filings would be required; as a result, the uncertain tax benefit related to this matter was reduced in the fourth quarter.

The total amount of unrecognized tax benefits that if recognized would affect the Company’s effective tax rate is $6.6 million. The Company expects the unrecognized tax benefits to change over the next 12 months if certain tax matters ultimately settle with the applicable taxing jurisdiction during this time frame, or if applicable statutes of limitations lapse. The impact of the amount of such changes to previously recorded uncertain tax positions could range from $0.5 million to $5.6 million.

The Company and its domestic subsidiaries are subject to U.S. Federal income tax as well as multiple state jurisdictions. U.S. Federal income tax returns are typically subject to examination by the Internal Revenue Service (IRS) and the statute of limitations for Federal income tax returns is three years. The Company’s filings for 2009 through 2012 are subject to audit based upon the Federal statute of limitations.

State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any Federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. There were no significant settlements of state audits during 2012. As of December 31, 2012, there were not any state income tax audits in process.

The Company is also subject to corporate income tax at its subsidiaries located in the United Kingdom, the Netherlands, India, Canada, Ireland, and Puerto Rico. The tax returns for the Company’s subsidiaries located in foreign jurisdictions are subject to examination for periods ranging from one to seven years.

Stockholder's Equity and Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stockholder's Equity and Stock-Based Compensation

12.    STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Equity Incentive Plan

The Company has an incentive compensation plan (the “Plan”) under which it was authorized to grant options to acquire 0.8 million shares of Class A common stock to employees and directors, as well as to consultants and advisors to the Company. On March 9, 2012 the stockholders of the Company voted to increase the number of shares available to be issued in respect of awards granted under the Plan to 150,000 shares of Class L common stock and 1.5 million shares of Class A common stock.

Stock options granted under the Plan are subject to either a service condition or a service condition and a performance condition, and expire at the earlier of ten years from date of grant or termination of the holder’s employment with the Company, unless such termination was due to death, disability or retirement, unless otherwise determined by the Administrator of the Plan. The majority of the options have a requisite service period of five years, with 40% of the options vesting on the second anniversary of the date of grant and 20% vesting on each of the third, fourth and fifth anniversaries. Certain options have a requisite service period of three to four years, with 33% of the options vesting on the first or second anniversary of the date of grant and 33% vesting on each of the following anniversaries until fully vested. The performance based options additionally require the occurrence of a Change in Control, as defined in the Plan, or the closing of an initial public offering. For stock options granted with a service condition only, stock-compensation expense is recognized on a straight-line basis over the requisite service period of each separately vesting tranche. For stock options granted with a service and performance condition, stock-compensation expense will be recognized upon the Change in Control, as defined in the Plan, or the closing of an initial public offering, to the extent that the requisite service period is already fulfilled.

On March 9, 2012, the Board of Directors approved the exchange of existing stock options to acquire Class A common stock for options to acquire a combination of shares of Class A and Class L common stock (the “stock option exchange”). Options to purchase a total of 711,389 shares of Class A common stock were exchanged as of May 2, 2012 for options to acquire 90,630 shares of Class L common stock and 413,953 shares of Class A common stock, based on an exchange ratio of options to purchase approximately 7.9 shares of Class A common stock for a new option to purchase one share of Class L common stock and 4.6 shares of Class A common stock. The exercise price for each new award was $511.51 per share of Class L common stock and $12.00 per share of Class A common stock. All option holders were subject to the exchange. This transaction was accounted for as a modification. The Company expects to incur total incremental stock compensation expense of approximately $19.0 million related to the stock option exchange, of which approximately $13.4 million was recognized in the year ended December 31, 2012 related to the requisite service period already fulfilled. The remaining incremental expense for stock options granted with a service condition will be recognized on a straight-line basis over the remaining requisite service period of each separately vesting tranche of approximately 2 years. The incremental expense for stock options granted with a service condition and a performance condition of approximately $5.0 million will be recognized upon the closing of the initial public offering in January 2013, related to the requisite service period already fulfilled.

As of December 31, 2012, there were approximately 27,923 shares of Class L common stock and 896,523 shares of Class A common stock available for grant.

Treasury Stock

During the years ended December 31, 2010 and 2012, the Company repurchased a total of 1,123 shares and 41,454 shares of Class A common stock, respectively. There were no stock repurchases during the year ended December 31, 2011. The Company accounts for treasury stock under the cost method. On September 21, 2012, the Company retired all of its treasury stock, resulting in a $0.6 million reduction in common treasury stock and additional paid-in capital.

Common Stock

The Company’s charter authorizes the issuance of two classes of common stock, Class L and Class A. The rights of the holders of Class L and Class A shares are identical, except with respect to priority in the event of a liquidation distribution, as defined in the Company’s charter. The Class L common stock is entitled to a preference with respect to all liquidation distributions by the Company until the holders of Class L common stock have received an amount equal to the Class L base amount of $405 per share. Thereafter, the Class L shares and the Class A shares will receive any liquidation distributions made by the Company pro rata based on the number of outstanding Class A shares (treating each Class L share as one outstanding Class A share, subject to appropriate adjustment in the event of any stock split, stock dividend or similar event affecting the Class A shares). In the event of a change of control or an initial public offering of the Company, each outstanding share of Class L common stock is convertible into a number of shares of Class A common stock equal to one (subject to appropriate adjustment in the event of any stock split, stock dividend or similar event affecting the Class A shares) plus a number of additional shares of Class A common stock determined by dividing the accreted preference (which is equal to the Class L base amount of $405 per share plus an amount sufficient to generate an internal rate of return of 10% per annum on the Class L base amount) by the applicable per share price (as defined in the Company’s charter). Class L common stock is classified outside of permanent equity in the consolidated balance sheets at its preferential distribution amount, as the timing of the distribution event is outside of the control of the Company. The Class L preferred return of 10% per annum, compounded quarterly, is added to the Class L preferential distribution amount each period and recorded as an increase to accumulated deficit.

Repurchases of Class L common stock are recorded under the cost method as reductions to Class L common stock. During the years ended December 31, 2010 and 2012, respectively, the Company repurchased a total of 246 shares and 9,076 shares, respectively, of Class L common stock. There were no stock repurchases during the year ended December 31, 2011. All shares of Class L common stock repurchased were retired in 2012.

The following table reflects the changes in Class L common stock for the years ended December 31, 2010, 2011, and 2012 (in thousands, except share data):

	Shares Issued	Shares Outstanding	Amount
Class L common stock, balance at December 31, 2009	1,316,146	1,315,003	$633,452
Issuance of Class L common stock	2,296	2,296	208
Repurchase of Class L common stock	-	(246)	(89)
Accretion of Class L preferred return	-	-	65,962

Class L common stock, balance at December 31, 2010	1,318,442	1,317,053	699,533
Issuance of Class L common stock	528	528	47
Accretion of Class L preferred return	-	-	72,842

Class L common stock, balance at December 31, 2011	1,318,970	1,317,581	772,422
Issuance of Class L common stock	18,610	18,610	1,675
Repurchase of Class L common stock	-	(9,076)	(4,643)
Retirement of treasury stock	(10,465)	-	-
Accretion of Class L preferred return	-	-	84,647

Class L common stock, balance at December 31, 2012	1,327,115	1,327,115	$854,101

Stock-Based Compensation

The Company recognized the impact of stock-based compensation in its consolidated statements of operations for the years ended December 31, 2010, 2011, and 2012 and did not capitalize any amounts on the consolidated balance sheets. In the years ended December 31, 2010, 2011, and 2012, the Company recorded stock compensation expense of $2.4 million, $1.2 million, and $17.6 million, respectively, in selling, general and administrative expenses in the consolidated statements of operations, which generated an income tax benefit of $0.9 million, $0.5 million and $7.1 million, respectively. The stock compensation expense for the year ended December 31, 2012 includes $13.4 million related to the stock option exchange, $3.5 million related primarily to the vested portion of option awards granted during the period, with the remaining $0.7 million related to option awards granted in prior years.

There were no share-based liabilities paid during the period.

Stock Options

In conjunction with the Merger, various members of management rolled over certain vested and unexercised options in the Predecessor as investments in the Company; these rolled over options were substituted for continuation options to acquire a combination of shares in the Company in a ratio of 4.6 shares of Class A common stock for every one share of Class L common stock. A total of 472,709 pre-Merger options were rolled over, and substituted for 26,777 options to acquire an aggregate of 26,777 shares of Class L common stock and 122,303 shares of Class A common stock.

These continuation options had been fully expensed by the Predecessor as of the date of the Merger, and, therefore, there is no expense for these options in the accompanying consolidated statements of operations.

On January 11, 2013, the options to purchase shares of Class L common stock were converted into options to purchase common stock based on a conversion factor of 35.1955 and a corresponding adjustment to the exercise price.

The following table reflects stock option activity for the continuation options for the year ended December 31, 2012:

	Weighted Average Remaining Contractual Life in Years	Number of Options on Class L Shares	Class L Weighted Average Exercise Price	Number of Options on Class A Shares	Class A Weighted Average Exercise Price
Outstanding at January 1, 2012	0.9	23,191	$90.00	105,925	$4.93
Exercised		(18,610)	90.00	(85,001)	4.93

Outstanding and Exercisable at December 31, 2012	0.5	4,581	$90.00	20,924	$4.93

The aggregate intrinsic value (pre-tax) was $3.1 million for the Company’s outstanding and exercisable continuation options on Class L shares at December 31, 2012 based on the fair value of the continuation options Class L shares of $774.30. The aggregate intrinsic value (pre-tax) was $0.4 million for the Company’s outstanding and exercisable continuation options on Class A shares at December 31, 2012 based on the fair value of the continuation options Class A shares of $22.00 at December 31, 2012. The aggregate intrinsic value represents the net amount that would have been received by the option holders had they exercised all of their outstanding options and those which were fully vested on that date.

The total aggregate intrinsic value of exercised continuation options was $0.8 million, $0.2 million and $8.4 million for the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value of Class L common shares of $404.37, $472.70 and $511.51, respectively, and based on the fair value of Class A common shares of $9.99, $17.77, and $12.00, respectively.

The fair value of each stock option of Class A and Class L shares granted was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years ended December 31,
	2010	2011	2012
	Class A Shares	Class A Shares	Class L Shares	Class A Shares
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected stock price volatility	82.0%	82.0%	79.2%	79.2%
Risk free interest rate	1.4%	1.2%	0.68%	0.68%
Expected life of options (years)	3.69	3.47	4.16	4.16
Weighted average fair value per share of options granted during the period	$4.34	$10.40	$291.83	$6.84

The expected stock price volatility is based upon the historical volatility of the Predecessor’s stock price over the expected life of the options, as well as the historical volatility of the stock price over the expected life of the options of similar companies that are publicly traded.

The table below reflects stock option activity under the Company’s equity plan for the year ended December 31, 2012.

	Weighted Average Remaining Contractual Life in Years	Class L Shares		Class A Shares
		Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2012	7.0	-	$-	715,321	$19.76

Exercised		-	-	(1,065)	19.70
Forfeited		-	-	(2,867)	19.70
Cancellations(1)		-	-	(711,389)	19.76
Option exchange(1)		90,630	511.51	413,953	12.00
Granted		32,556	511.51	148,699	12.00
Forfeited or expired		(1,109)	511.51	(5,188)	12.00

Outstanding at December 31, 2012	6.8	122,077	$511.51	557,464	$12.00
Exercisable at December 31, 2012	6.0	40,704	$511.51	185,915	$12.00
Vested and expected to vest at December 31, 2012	6.8	116,834	$511.51	533,641	$12.00

(1)	Represents option exchange consummated on May 2, 2012.

At December 31, 2012, the Company’s outstanding, exercisable, vested and expected to vest options to purchase Class L shares had an aggregate intrinsic value of $32.1 million, $10.7 million and $30.7 million, respectively.

At December 31, 2012, the Company’s outstanding, exercisable, vested and expected to vest options to purchase Class A shares had an aggregate intrinsic value of $5.6 million, $1.9 million and $5.3 million, respectively.

Options to purchase Class A shares exercised in 2012 did not have an intrinsic value as the exercise price exceeded their fair value at the date of exercise.

The fair value of pre-tax options that vested during 2012 was $4.2 million for options on Class L common stock and $0.7 million for options on Class A common stock. The fair value (pre-tax) of options that vested during the years ended December 31, 2010 and 2011 were $1.4 million and $0.8 million, respectively.

As of December 31, 2012, there was $12.2 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. That expense is expected to be recognized over the remaining requisite service period for options with a service condition, and upon a change in control, as defined in the Plan, or the closing of an initial public offering, to the extent that the requisite service period is already fulfilled for options with a service and performance condition. The weighted average remaining requisite service period was approximately two years at December 31, 2012.

Cash received by the Company from the exercise of stock options for the years ended December 31, 2010, 2011 and 2012 was $0.3 million, $0.1 million and $2.1 million, respectively. The actual tax benefits realized for the tax deductions from option exercises were $0.3 million, $0.1 million and $3.4 million in the years ended December 31, 2010, 2011, and 2012, respectively. The Company realizes a tax deduction upon the exercise of non-qualified stock options due to the recognition of compensation expense in the calculation of its taxable income. The amount of the compensation recognized for tax purposes is based on the difference between the market value of the common stock and the option price at the date the options are exercised. Tax benefits related to the exercise of the continuation options were credited to goodwill as they had been previously expensed by the Predecessor.

Options to purchase 31,628 shares Class L common stock and 144,461 shares of Class A common stock vested upon the effectiveness of the Offering on January 24, 2013, which resulted in a compensation charge in the amount of $5.0 million.

Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share

5.    EARNINGS (LOSS) PER SHARE

Net earnings (loss) per share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s common stock and the holders of Class L common stock. Holders of Class L shares contained participation rights in any dividend paid by the Company or upon liquidation of the Company and were entitled to a minimum preferred return of 10% per annum, compounded quarterly.

Net income available to Class A common shareholders includes the effects of any Class L preference amounts. Net income available to shareholders is allocated on a pro rata basis to each share as if all of the earnings for the period had been distributed. Diluted net income (loss) per share is calculated using the treasury stock method for all outstanding stock options and the as-converted method for the Class L shares.

The numerator in calculating Class L basic and diluted earnings per share represents changes in the redemption value of the Class L shares during each period.

The weighted average number of Class L shares in the Class L earnings per share calculation represents the weighted average from the beginning of the period up through the date of conversion of the Class L shares into common shares.

The weighted average number of common shares in the common diluted earnings per share calculation excludes all Class L shares and stock options outstanding during the respective periods, as they would not be dilutive. The weighted average number of Class L shares in the earnings per share calculation excludes all Class L stock options outstanding during the respective periods as they would not be dilutive. The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended March 31,
	2013	2012
Net (loss) income—basic and diluted	$(50,743)	$3,509
Accretion of Class L preference	-	18,513
Accretion of Class L preference for vested options	-	66

Net loss available to common shareholders	$(50,743)	$(15,070)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$-	$18,513
Common stock	$(50,743)	$(15,070)

Weighted average number of common shares—basic and diluted:
Class L	1,327,115	1,323,479
Common stock	55,797,534	6,046,056

Earnings (loss) per common share—basic and diluted:
Class L	$-	$13.99
Common stock	$(0.91)	$(2.49)

As of March 31, 2013 and 2012, there were options outstanding to purchase common stock of 5.2 million shares and 0.7 million shares, respectively, that may be dilutive in the future.

13.    EARNINGS PER SHARE

As the Company has both Class L and Class A common stock outstanding and the Class L common stock has a preference with respect to all liquidation distributions, net (loss) earnings per share is calculated using the two-class method, which requires the allocation of earnings to each class of common stock.

The numerator in calculating Class L basic and diluted earnings per share is the Class L preference amount accrued during the year presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount.

The numerator in calculating Class A basic and diluted earnings per share is an amount equal to consolidated net income less the Class L preference amount and Class L pro rata share amount, if any.

The weighted average number of common shares in the common diluted earnings per share calculation excludes all Class L shares and stock options outstanding during the respective periods, as they would not be dilutive. The weighted average number of Class L shares in the earnings per share calculation excludes all Class L stock options outstanding during the respective periods as they would not be dilutive. The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)

As of December 31, 2010, 2011, and 2012, there were options outstanding to purchase Class A common stock of 0.7 million shares, 0.8 million shares and 0.6 million shares that may be dilutive in the future. As of December 31, 2010, 2011 and 2012, there were options outstanding to purchase 23,719 shares, 23,191 shares and 126,658 shares of Class L common stock that may be dilutive in the future.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

10.    COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various office equipment, child care and early education center facilities and office space under non-cancelable operating leases. Most of the leases expire within ten years and many contain renewal options for various periods.

Litigation

The Company is a defendant in certain legal matters in the ordinary course of business. Management believes the resolution of such legal matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Insurance and Regulatory

The Company self-insures a portion of its medical insurance plans and has a high deductible workers’ compensation plan. While management believes that the amounts accrued for these obligations are sufficient, any significant increase in the number of claims or costs associated with claims made under these plans could have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company’s child care and early education centers are subject to numerous federal, state and local regulations and licensing requirements. Failure of a center to comply with applicable regulations can subject it to governmental sanctions, which could require expenditures by the Company to bring its child care and early education centers into compliance.

14.    COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various office equipment, child care and early education center facilities and office space under non-cancelable operating leases. Most of the leases expire within ten years and many contain renewal options for various periods. Rent expense for the years ended December 31, 2010, 2011, and 2012 totaled $52.1 million, $57.6 million and $62.8 million, respectively.

Future minimum payments as of December 31, 2012 under non-cancelable operating leases are as follows for the years ending December 31 (in thousands):

2013	$61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060

Total future minimum lease payments	$459,896

Long-Term Debt

Future minimum payments as of December 31, 2012 of long-term debt, prior to our debt refinancing in January 2013, are as follows for the years ending December 31 (in thousands):

2013	$2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000

Total future principal payments	$840,474

In addition to these obligations, amounts due in 2013 exclude $87.8 million of accumulated interest on the senior notes as of December 31, 2012, which has been added to the principal balance, and that was repaid in 2013 from the proceeds of the Offering as discussed in Note 9, “Credit Arrangements and Debt Obligations”.

The future minimum payments under the new $790.0 million term loans obtained on January 30, 2013 are as follows for each of the following years: $7.9 million in 2013, $7.9 million in 2014, $7.9 million in 2015, $7.9 million in 2016, $7.9 million in 2017, with $750.5 million due thereafter.

Letters of Credit

The Company has eighteen letters of credit outstanding used to guarantee certain rent payments for up to $0.8 million. No amounts have been drawn against these letters of credit.

Litigation

The Company is a defendant in certain legal matters in the ordinary course of business. Management believes the resolution of such legal matters will not have a material effect on the Company’s financial condition, results of operations or cash flows.

Insurance and Regulatory

The Company self-insures a portion of its medical insurance plans and has a high deductible workers’ compensation plan. While management believes that the amounts accrued for these obligations are sufficient, any significant increase in the number of claims or costs associated with claims made under these plans could have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company’s child care and early education centers are subject to numerous federal, state and local regulations and licensing requirements. Failure of a center to comply with applicable regulations can subject it to governmental sanctions, which could require expenditures by the Company to bring its child care and early education centers into compliance.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

15.    EMPLOYEE BENEFIT PLANS

The Company maintains a 401(k) Retirement Savings Plan (the “401(k) Plan”) for all eligible employees. To be eligible for the 401(k) Plan, an employee must be at least 20.5 years of age and have completed their eligibility period of 60 days and 160 hours of service from date of hire. If they do not meet the 160 hours of service requirement, they may be eligible at 12 months provided they have reached 1,000 hours of service from date of hire. The 401(k) Plan is funded by elective employee contributions of up to 50% of their compensation, subject to certain limitations. Under the 401(k) Plan, the Company matches 25% of employee contributions for each participant up to 8% of the employee’s compensation after one year of service. Expense under the plan, consisting of Company contributions and plan administrative expenses paid by the Company, totaled approximately $1.8 million for each of the years ended December 31, 2010 and 2011, and totaled $2.0 million for the year ended December 31, 2012.

Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment and Geographic Information

12.    SEGMENT INFORMATION

Bright Horizons work/life services are primarily comprised of full service center-based child care, back-up dependent care, and other educational advisory services. Full service center-based care includes the traditional center-based child care, preschool, and elementary education, which have similar operating characteristics and meet the criteria for aggregation. Full service center-based care derives its revenues primarily from contractual arrangements with corporate clients and from tuition. The Company’s back-up dependent care services consist of center-based back-up child care, in-home care, mildly ill care, and adult/elder care. The Company’s other educational advisory services consists of the remaining services, including college preparation and admissions counseling and tuition assistance, counseling and management services, which do not meet the quantitative thresholds for separate disclosure and are not material for segment reporting individually or in the aggregate. The Company and its chief operating decision makers evaluate performance based on revenues and income from operations.

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Three months ended March 31, 2013
Revenue	$242,250	$33,161	$4,712	$280,123
Amortization of intangibles	6,491	181	76	6,748
Income (loss) from operations(1)	8,872	7,467	(902)	15,437

Three months ended March 31, 2012
Revenue	$224,040	$30,112	$3,970	$258,122
Amortization of intangibles	6,292	181	76	6,549
Income from operations	17,176	8,807	121	26,104

(1)	For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).

16.    SEGMENT AND GEOGRAPHIC INFORMATION

Bright Horizons work/life services are primarily comprised of full service center-based child care, back-up dependent care, elementary education, college preparation and admissions counseling, and tuition assistance, counseling and management services. The Company has identified three reporting segments consisting of full service center-based care, back-up dependent care, and other educational advisory services. Full service center-based care includes the traditional center-based child care, preschool, and elementary education, which have similar operating characteristics and meet the criteria for aggregation under ASC 280, Segment Reporting. Full service center-based care derives its revenues primarily from contractual arrangements with corporate clients and from tuition. The Company’s back-up dependent care services consist of center-based back-up child care, in-home care, mildly ill care, and adult/elder care. The Company’s other education advisory services consists of the remaining services, including college preparation and admissions counseling and tuition assistance, counseling and management services, which do not meet the quantitative thresholds for separate disclosure and are not material for segment reporting individually or in the aggregate. The Company and its chief operating decision makers evaluate performance based on revenues and income from operations.

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Year ended December 31, 2010
Revenue	$769,235	$99,086	$9,838	$878,159
Amortization of intangibles	25,324	2,057	250	27,631
Income from operations	46,770	21,141	752	68,663

Year ended December 31, 2011
Revenue	$844,595	$114,502	$14,604	$973,701
Amortization of intangibles	25,178	1,947	302	27,427
Income from operations	58,950	28,669	(783)	86,836

Year ended December 31, 2012
Revenue	$922,214	$130,082	$18,642	$1,070,938
Amortization of intangibles	25,906	725	302	26,933
Income from operations	60,154	33,863	1,447	95,464

Revenue and long-lived assets by geographic region are as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Revenue
North America	$770,848	$843,645	$901,210
Europe and other	107,311	130,056	169,728

Total Revenue	$878,159	$973,701	$1,070,938

	December 31,
	2011	2012
Long-lived assets
North America	$198,468	$230,807
Europe and other	38,689	109,569

Total long-lived assets	$237,157	$340,376

The classification “North America” is comprised of the Company’s United States, Canada and Puerto Rico operations and the classification “Europe and other” includes the Company’s United Kingdom, Netherlands, Ireland, and India operations.

Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Transactions with Related Parties

13.    TRANSACTIONS WITH RELATED PARTIES

The Company had a management agreement with Bain Capital Partners LLC (the “Sponsor”), which provided for annual payments of $2.5 million through May 2018. As of March 31, 2013, investment funds affiliated with the Sponsor hold approximately 80% of our common stock. In connection with the Offering, the Company and the Sponsor terminated the management agreement in exchange for a $7.5 million payment from the Company to the Sponsor, which is included in selling, general and administrative expenses in the accompanying statement of operations for the three months ended March 31, 2013.

17.    TRANSACTIONS WITH RELATED PARTIES

The Company has a management agreement with a significant stockholder. The management agreement has a ten year term which commenced May 28, 2008. Fees of $2.5 million per year have been paid to the significant stockholder in each of the years ended December 31, 2010, 2011 and 2012. These fees are included in selling, general and administrative expenses in the consolidated statements of operations.

In connection with the Offering, the Company and its significant stockholder agreed to terminate the management agreement, which resulted in a payment of $7.5 million by the Company to the Sponsor in 2013.

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results (Unaudited)

18.    QUARTERLY RESULTS (UNAUDITED)

In the opinion of the Company’s management, the accompanying unaudited interim consolidated financial statements contain all adjustments which are necessary for a fair presentation of the quarters presented. The operating results for any quarter are not necessarily indicative of the results of any future quarter.

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(In thousands)
Revenue	$232,922	$248,017	$243,877	$248,885
Gross profit	49,296	55,322	49,183	53,400
Income from operations	20,226	25,535	18,293	22,782
Net income (loss)	(1,263)	2,519	(364)	3,870
Net income (loss) attributable to Bright Horizons Family Solutions Inc	(1,263)	2,519	(456)	3,959
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	16,995	17,608	18,253	18,712
Class A	(18,564)	(15,406)	(19,030)	(15,083)
Earnings (loss) per share:
Class L—basic and diluted	$12.90	$13.37	$13.86	$14.20
Class A—basic and diluted	$(3.09)	$(2.56)	$(3.16)	$(2.51)

	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(In thousands)
Revenue	$258,122	$271,463	$267,927	$273,426
Gross profit	58,020	64,553	60,092	63,105
Income from operations	26,104	16,061	25,355	27,944
Net income (loss)	3,590	(1,914)	2,606	4,227
Net income (loss) attributable to Bright Horizons Family Solutions Inc	3,509	(1,967)	2,446	4,174
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	18,513	19,590	20,298	20,810
Class A	(15,070)	(25,482)	(18,521)	(17,412)
Earnings (loss) per share:
Class L—basic and diluted	$13.99	$14.76	$15.30	$15.68
Class A—basic and diluted	$(2.49)	$(4.20)	$(3.06)	$(2.87)

Organization And Basis Of Presentation	3 Months Ended
Mar. 31, 2013
Organization And Basis Of Presentation

1.    ORGANIZATION AND BASIS OF PRESENTATION

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, Puerto Rico, Canada, the United Kingdom, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (P&L) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsored model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the period. The cumulative translation effect for subsidiaries using a functional currency other than the U.S. dollar is included in accumulated other comprehensive income or loss as a separate component of stockholders’ equity.

Initial Public Offering—On January 30, 2013, the Company completed an initial public offering (the “Offering”) and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock in exchange for $233.3 million, net of offering costs including $1.6 million expensed in 2012 through the statement of operations. The Company used the proceeds of the Offering, as well as certain amounts from the 2013 refinancing discussed in Note 3, to repay the principal and accumulated interest under its senior notes outstanding on January 30, 2013.

Basis of Presentation—The accompanying unaudited consolidated balance sheet as of March 31, 2013 and the consolidated statements of operations, comprehensive income (loss), statement of changes in stockholders’ equity and consolidated statements of cash flows for the interim periods ended March 31, 2013 and 2012 have been prepared by the Company, in accordance with U.S. generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required for complete financial statements by generally accepted accounting principles and should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Management’s Opinion—In the opinion of the Company’s management, the Company’s unaudited consolidated balance sheet as of March 31, 2013 and the results of its consolidated operations and consolidated cash flows for the interim periods ended March 31, 2013 and 2012, reflect all adjustments (consisting only of normal and recurring adjustments) necessary to present fairly the results of the interim periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year.

Stockholders'Equity	3 Months Ended
Mar. 31, 2013
Stockholders'Equity

4.    STOCKHOLDERS’ EQUITY

On January 11, 2013, the Company effected a 1–for–1.9704 reverse split of its Class A common stock. All previously reported Class A per share and Class A share amounts in the accompanying financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

The Company’s Class L common stock was classified outside of permanent equity as the timing of the conversion or redemption event was outside of the control of the Company. In December 2012, the Company’s controlling shareholder effectively fixed the conversion ratio and the Class L common stock was re-measured to its final redemption amount using the fixed conversion ratio and the estimated fair value at that time.

In connection with the 1–for–1.9704 reverse split of its Class A common stock and as determined by its holders, the Company converted each share of its Class L common stock into 35.1955 shares of Class A common stock, and, immediately following the conversion of its Class L common stock, reclassified those shares as well as all outstanding shares of Class A common stock, into common stock. As a result of the reclassification of Class A common stock to common stock, all references to “Class A common stock” have been changed to “common stock” for all periods presented.

On January 30, 2013, the Company completed its Offering and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock.

The Company also authorized 25 million shares of undesignated preferred stock for issuance, of which none was issued as of March 31, 2013.

Stock-Based Compensation	3 Months Ended
Mar. 31, 2013
Stock-Based Compensation

6.    STOCK-BASED COMPENSATION

The Company has the 2012 Omnibus Long-Term Incentive Plan, which became effective on January 24, 2013, and allows for the issuance of equity awards with respect to up to 5 million shares of common stock, which are fully reserved for. For the three months ended March 31, 2013, the Company granted options to purchase 394,772 shares of common stock at a weighted average price of $23.04 per share that vest over three to five years.

The weighted average fair value of options granted during the quarter was $9.57 per share. The fair value of each stock option to purchase common stock was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 40%; risk free interest rate of 1.25%; and expected life of options of 6.5 years.

The Company also had an incentive compensation plan (the “2008 Equity Incentive Plan”) which, as amended in March 2012, was authorized to issue 150,000 shares of Class L common stock and 1.5 million shares of Class A common stock. As discussed in Note 4, the Company effected a 1–for–1.9704 reverse split of its Class A common stock and therefore all previously reported options to purchase Class A shares and Class A share exercise prices in the accompanying financial statements and related notes have been retroactively adjusted to reflect the reverse stock split. No additional options will be granted under the 2008 Equity Incentive Plan. However, all outstanding options continue to be governed by their existing terms.

In addition, on January 11, 2013, the Company converted each share of its Class L common stock into 35.1955 shares of Class A common stock, and, immediately following the conversion of its Class L common stock, reclassified those shares as well as all outstanding shares of Class A common stock into common stock. All outstanding options to purchase Class L common stock have been converted into options to acquire common stock using the 35.1955 conversion ratio with the exercise price adjusted similarly for the conversion ratio.

The Company recorded stock-based compensation expense of $6.6 million in selling, general and administrative expenses during the first quarter of 2013, which included approximately $5.0 million associated with options to purchase 1.3 million shares of common stock that had been issued under the 2008 Equity Incentive plan, which vested upon the effectiveness of the Offering on January 24, 2013.

At March 31, 2013, there was $9.8 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the plans, which is expected to be recognized over the remaining requisite service period.

Comprehensive (Loss) Income	3 Months Ended
Mar. 31, 2013
Comprehensive (Loss) Income

9.    COMPREHENSIVE (LOSS) INCOME

Comprehensive (loss) income is comprised of net (loss) income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive (loss) income net of taxes for all periods presented. The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested outside of the U.S. Therefore, taxes are not provided for the related currency translation adjustments.

Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments

11.    FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date and applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement. The hierarchy gives the highest priority to observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company uses observable inputs where relevant and whenever possible.

Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company has an interest rate cap, which is carried at fair value, and is included in other assets on the consolidated balance sheets. The interest rate cap, which had an original cost of $1.0 million, had a fair value of less than $0.1 million (based on level two inputs) at December 31, 2012 and March 31, 2013. Changes in the fair value of the interest rate cap are recorded in interest expense and were immaterial for each of the periods presented.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. The fair value of the Company’s financial instruments approximates their carrying value. As of March 31, 2013, the Company’s long-term debt had a carrying value of $788.0 million and a fair value of $795.9 million, determined using quoted market prices (level 1 inputs).

Financial instruments that potentially expose the Company to concentrations of credit risk consist mainly of cash and cash equivalents and accounts receivable. The Company mitigates its exposure by maintaining its cash and cash equivalents in financial institutions of high credit standing. The Company’s accounts receivable, which are derived primarily from the services it provides, are dispersed across many clients in various industries with no single client accounting for more than 10% of the Company’s net revenue or accounts receivable. The Company believes that no significant credit risk exists at March 31, 2013.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

14.    SUBSEQUENT EVENTS

On April 10, 2013, the Company entered into a share purchase agreement with Lloyds Development Capital (Holdings) Limited and Kidsunlimited Group Limited pursuant to which it acquired kidsunlimited, an operator of 64 nurseries throughout the United Kingdom for an aggregate cash purchase price of £45.0 million, subject to certain adjustments. The purchase price was financed with available cash on hand. The Company has incurred acquisition costs of approximately $1.5 million through March 31, 2013, which are included in selling, general and administrative expenses.

Given the proximity of the acquisition to the date of this filing, the Company has not completed the detailed valuation analysis necessary to finalize the associated purchase accounting. As a result, the Company has not provided additional disclosures related to the acquisition, including the allocation of the purchase price as well as the required pro forma information since it is impracticable to do so.

Organization and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, Puerto Rico, Canada, the United Kingdom, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (P&L) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsored model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, Puerto Rico, Canada, the United Kingdom, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (P&L) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsor model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

Principles of Consolidation

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the period. The cumulative translation effect for subsidiaries using a functional currency other than the U.S. dollar is included in accumulated other comprehensive income or loss as a separate component of stockholders’ equity.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments—The Company estimates fair value for certain assets and liabilities and categorizes them based upon the level of judgment associated with the inputs used to measure their fair value and the level of market price observability.

The Company also develops internal estimates of fair value when the volume and level of activity for the asset or liability has significantly decreased or in those circumstances that indicate when a transaction is not orderly.

Financial instruments measured and reported at fair value are classified in one of the following categories:

Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The hierarchy requires the use of observable market data when available. The Company considers relevant and observable market prices in its valuations where possible.

Fair value measurements, including those categorized as Level 3, are prepared and reviewed at each reporting period.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and short and long-term debt. The fair value of the Company’s financial instruments approximates their carrying value. The following table shows the carrying value and the fair value of the Company’s long-term debt at December 31, 2011 and 2012 (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$825	$898	$927	$973

The fair value of the Company’s long-term debt was based on quoted market prices when available. When quoted market prices were not available, the fair value of long-term debt was based on quoted market prices of comparable instruments adjusted for differences between the quoted instruments and the instruments being valued, or was estimated using discounted cash flow analyses, based on current incremental borrowing rates for similar types of borrowing arrangements. The Company based its determination of fair value on quoted market prices for the Company’s Tranche B and Series C term loans, which are classified within Level 1 of the fair value hierarchy. The Company based its determination of fair value on current incremental borrowing rates for similar debt for the senior notes and senior subordinated notes, which are classified within Level 2 of the fair value hierarchy. Significant increases/decreases in yields and borrowing rates could result in significantly higher (lower) fair value measurements. The Company’s interest rate cap for its Tranche B term loans is carried at fair value and is included in other assets on the consolidated balance sheets. The interest rate cap was valued at less than $0.1 million at December 31, 2011 and 2012. The fair value of the Company’s interest rate cap is based on model-derived valuations that use observable inputs and market data, which are classified as Level 2 of the fair value hierarchy. Gains and losses associated with changes in the fair value of the interest rate cap are included in interest expense on the consolidated statements of operations.

See Note 9, “Credit Arrangements and Debt Obligations”, for additional information regarding long-term debt and the interest rate cap.

The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period. There have been no transfers between levels during the years ending December 31, 2010, 2011 and 2012.

Concentrations of Credit Risk

Concentrations of Credit Risk—Financial instruments that potentially expose the Company to concentrations of credit risk consist mainly of cash and cash equivalents and accounts receivable. The Company mitigates its exposure by maintaining its cash and cash equivalents in financial institutions of high credit standing. The Company’s accounts receivable, which are derived primarily from the services it provides, are dispersed across many clients in various industries with no single client accounting for more than 10% of the Company’s net revenue or accounts receivable. The Company believes that no significant credit risk exists at December 31, 2011 and 2012.

Cash Equivalents

Cash and Cash Equivalents—The Company considers all highly liquid investments with maturities when purchased of three months or less to be cash equivalents. Cash equivalents consist primarily of institutional money market accounts.

The Company’s cash management system provides for the funding of the main bank disbursement accounts on a daily basis as checks are presented for payment. Under this system, outstanding checks may be in excess of the cash balances at certain banks, creating book overdrafts. There were no book overdrafts at December 31, 2011 and 2012

Accounts Receivable

Accounts Receivable—The Company generates accounts receivable from fees charged to parents and employer sponsors and, to a lesser degree, government agencies. The Company monitors collections and payments and maintains a provision for estimated losses based on historical trends, in addition to provisions established for specific collection issues that have been identified. Accounts receivable are stated net of this allowance for doubtful accounts.

Activity in the allowance for doubtful accounts is as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Beginning balance	$1,675	$1,691	$1,514
Provision	1,516	1,043	734
Write offs and adjustments	(1,500)	(1,220)	(621)

Ending balance	$1,691	$1,514	$1,627

Fixed Assets

Fixed Assets—Property and equipment, including leasehold improvements, are carried at cost less accumulated depreciation or amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or their estimated useful lives. The cost and accumulated depreciation of assets sold or otherwise disposed of are removed from the consolidated balance sheet and the resulting gain or loss is reflected in the consolidated statements of operations.

Expenditures for maintenance and repairs are expensed as incurred, whereas expenditures for improvements and replacements are capitalized.

Goodwill and Intangible Assets

Goodwill and Intangible Assets—Goodwill represents the excess of cost over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. The Company’s intangible assets principally consist of various customer relationships and contractual rights, and trade names.

Goodwill and intangible assets with indefinite lives are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. The Company tests goodwill for impairment by comparing the fair value of each reporting unit to its carrying value. The Company performs its annual impairment test as of December 31. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. Fair value for each reporting unit is determined by estimating the present value of expected future cash flows, which are forecasted for each of the next ten years, applying a long-term growth rate to the final year, discounted using the Company’s estimated discount rate. If the fair value of the Company’s reporting unit exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of the Company’s reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test, used to measure the amount of impairment loss, compares the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. No goodwill impairment losses were recorded in the years ended December 31, 2010, 2011, or 2012.

We test certain trademarks that are included in our indefinite-lived intangible assets, by comparing the fair value of the trademarks with their carrying value. We estimate the fair value first by estimating the total revenue attributable to the trademarks and then by applying a royalty rate determined by an analysis of empirical, market-derived royalty rates for guideline intangible assets, consistent with the initial valuation and then comparing the estimated fair value of our trademarks with the carrying value. This approach takes into effect level 3 and unobservable inputs. Impairment losses of $0.4 million were recorded in the years ended December 31, 2011 and 2012 in relation to certain trade names with indefinite lives, which have been included in selling, general and administrative expenses. No impairment losses were recorded in the year ended December 31, 2010 in relation to intangible assets.

Intangible assets that are separable from goodwill and have determinable useful lives are valued separately and are amortized over the estimated period benefited, ranging from four to seventeen years. Intangible assets related to parent relationships are amortized using the double declining balance method over their useful lives. All other intangible assets are amortized on a straight line basis over their useful lives.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets—The Company reviews long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment is assessed by comparing the carrying amount of the asset to the estimated undiscounted future cash flows over the asset’s remaining life. If the estimated cash flows are less than the carrying amount of the asset, an impairment loss is recognized to reduce the carrying amount of the asset to its estimated fair value less any disposal costs. Fair value can be determined using discounted cash flows and quoted market prices based on level 3 inputs. The Company recorded fixed asset impairment losses of $0.1 million, $0.8 million and $0.3 million in the years ended December 31, 2010, 2011 and 2012, respectively, which have been included in cost of sales.

Deferred Revenue

Deferred Revenue—The Company records deferred revenue for prepaid tuition and management fees and amounts received from consulting projects in advance of services being performed. The Company is also a party to agreements where the performance of services extends beyond the current operating cycle. In these circumstances, the Company records a long-term obligation and recognizes revenue over the period of the agreement as the services are rendered.

Leases and Accrued Rent

Leases and Accrued Rent—The Company leases space for certain of its centers and corporate offices. Leases are evaluated and classified as operating or capital for financial reporting purposes. The Company recognizes rent expense from operating leases with periods of free rent, tenant allowances and scheduled rent increases on a straight-line basis over the applicable lease term. The difference between rents paid and straight-line rent expense is recorded as accrued rent.

Discount on Long-Term Debt

Discount on Long-Term Debt—Original issue discounts on the Company’s debt are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization expense is included in interest expense in the consolidated statements of operations.

Deferred Financing Costs

Deferred Financing Costs—Deferred financing costs are recorded as a reduction of long-term debt and are amortized over the life of the related debt instrument in accordance with the effective interest method. Amortization of this expense is included in interest expense in the consolidated statements of operations.

Other Long-Term Liabilities

Other Long-Term Liabilities—Other long-term liabilities consist primarily of amounts payable to clients, pursuant to terms of operating agreements or for deposits held by the Company, and obligations for uncertain tax positions.

Income Taxes

Income Taxes—The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for tax carryforwards, such as net operating losses. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the provision for income taxes in the period that includes the enactment date. The Company records a valuation allowance to reduce the carrying amount of deferred tax assets if it is more likely than not that such asset will not be realized. Additional income tax expense is recognized as a result of recording valuation allowances. The Company does not recognize a tax benefit on losses in foreign operations where it does not have a history of profitability. The Company records penalties and interest on income tax related items as a component of tax expense.

Obligations for uncertain tax positions are recorded based on an assessment of whether the position is more likely than not to be sustained by the taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Noncontrolling Interest

Noncontrolling Interest—The Company recorded the redeemable noncontrolling interest from its initial acquisition of a 63% ownership interest of a company in the Netherlands at fair value at the date of acquisition.

In connection with the initial acquisition, the Company entered into put and call option agreements with the minority shareholders for the purchase of the noncontrolling interest at a future date at a value based on a contractually determined formula. As a result of the option agreements, the noncontrolling interest is considered redeemable and is classified as temporary equity on the Company’s consolidated balance sheet.

The noncontrolling interest is reviewed at each subsequent reporting period and adjusted, as needed, to reflect its then redemption value.

Revenue Recognition

Revenue Recognition—The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed and determinable, and collectability is reasonably assured.

Center-based care revenues consist primarily of tuition, which consists of amounts paid by parents, supplemented in some cases by payments from employer sponsors and, to a lesser extent, by payments from government agencies. Revenue may also include management fees, operating subsidies paid either in lieu of or to supplement parent tuition, and fees for other services. Revenue for center-based care is recognized as the services are performed.

The Company enters into contracts with its employer sponsors to manage and operate their child care and early education centers and/or for the provision of back-up dependent care and other educational advisory services under various terms. The Company’s contracts to operate child care and early education centers are generally three to ten years in length with varying renewal options. The Company’s contracts for back-up dependent care and other educational advisory services are generally one to three years in length with varying renewal options. Revenue for these services is recognized as they are performed.

Common Stock Valuation and Stock-Based Compensation—The Company accounts for stock-based compensation using a fair value method. Stock-based compensation expense is recognized in the consolidated financial statements based on the grant-date fair value of the awards that are expected to vest. This expense is recognized on a straight-line basis over the requisite service period, which generally represents the vesting period, of each separately vesting tranche. The Company calculates the fair value of stock options using the Black-Scholes option-pricing model.

The key assumption in determining the fair value of stock-based awards on the date of grant is the fair value of the underlying Class L and Class A shares of common stock (collectively referred to herein as “common stock”). The fair value of the underlying common stock is determined using valuation models that rely primarily on a discounted cash flow approach to determine the enterprise value and the probability weighted expected return method to allocate the value of the invested capital to the two classes of stock.

Comprehensive (Loss) Income

Comprehensive (Loss) Income—Comprehensive (loss) income is comprised of net (loss) income and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive (loss) income net of taxes for all periods presented. The Company does not provide for U.S. income taxes on the portion of undistributed earnings of foreign subsidiaries that is intended to be permanently reinvested. Therefore, taxes are not provided for the related currency translation adjustments.

Earnings (Loss) Per Share

Earnings (Loss) Per Share—Net earnings (loss) per share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s Class L and Class A shares. The Class L shares contain participation rights in any dividend paid by the Company or upon liquidation of the Company. Net income available to Class A common shareholders includes the effects of any Class L preference amounts. Net income available to shareholders is allocated on a pro rata basis to each share as if all of the earnings for the period had been distributed. Diluted net income (loss) per share is calculated using the treasury stock method for all outstanding stock options and the as-converted method for the Class L shares.

Subsequent Events		Subsequent Events— Subsequent events have been evaluated up through the date that these consolidated financial statements were filed.
Initial Public Offering

Initial Public Offering—On January 30, 2013, the Company completed an initial public offering (the “Offering”) and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock in exchange for $233.3 million, net of offering costs including $1.6 million expensed in 2012 through the statement of operations. The Company used the proceeds of the Offering, as well as certain amounts from the 2013 refinancing discussed in Note 3, to repay the principal and accumulated interest under its senior notes outstanding on January 30, 2013.

Basis of Presentation

Basis of Presentation—The accompanying unaudited consolidated balance sheet as of March 31, 2013 and the consolidated statements of operations, comprehensive income (loss), statement of changes in stockholders’ equity and consolidated statements of cash flows for the interim periods ended March 31, 2013 and 2012 have been prepared by the Company, in accordance with U.S. generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required for complete financial statements by generally accepted accounting principles and should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Management's Opinion

Management’s Opinion—In the opinion of the Company’s management, the Company’s unaudited consolidated balance sheet as of March 31, 2013 and the results of its consolidated operations and consolidated cash flows for the interim periods ended March 31, 2013 and 2012, reflect all adjustments (consisting only of normal and recurring adjustments) necessary to present fairly the results of the interim periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year.

Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Carrying and Fair Value of Long-Term Debt

The following table shows the carrying value and the fair value of the Company’s long-term debt at December 31, 2011 and 2012 (in millions):

	December 31, 2011		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$825	$898	$927	$973

Activity in Allowance for Doubtful Accounts

Activity in the allowance for doubtful accounts is as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Beginning balance	$1,675	$1,691	$1,514
Provision	1,516	1,043	734
Write offs and adjustments	(1,500)	(1,220)	(621)

Ending balance	$1,691	$1,514	$1,627

ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Assets Acquired

The fair value of the assets acquired in business combinations in the year ended December 31, 2010 is as follows (in thousands):

Cash paid, net of cash acquired	$6,387
Liabilities assumed	463
Goodwill recognized	(5,407)

Fair value of assets acquired	$1,443

The fair value of the assets acquired in business combinations in the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired	$57,228
Liabilities assumed	6,159
Noncontrolling interest	17,063
Goodwill recognized	(62,917)

Fair value of assets acquired	$17,533

Pro Forma Summary

The following pro forma summary presents consolidated information as if the business combinations had occurred on January 1, 2010 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2010	2011
Revenue	$919,581	$992,247
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,136)	$7,115

The following pro forma summary presents consolidated information as if the business combination had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2011	2012
Revenue	$1,016,125	$1,088,378
Net income attributable to Bright Horizons Family Solutions Inc.	$4,804	$10,329

Allocation of Preliminary Purchase Price

The purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets, primarily customer relationships	6,004
Goodwill (non-deductible)	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761

The preliminary purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	45,723

Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)

Total liabilities assumed	(12,902)

Purchase price	$110,761

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2011	2012
Prepaid workers compensation insurance	$9,048	$9,160
Prepaid rent and other occupancy costs	5,947	6,354
Prepaid income taxes	2,087	213
Reimbursable costs	714	4,060
Favorable leases	462	386
Prepaid insurance	1,111	1,341
Deferred initial public offering costs	-	2,189
Other prepaid expenses and current assets	3,203	4,124

	$22,572	$27,827

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fixed Assets

Fixed assets consist of the following (dollars in thousands):

	Estimated useful lives	December 31,
		2011	2012
	(Years)
Buildings	20 – 40	$71,009	$116,157
Furniture and equipment	3 – 10	63,985	92,919
Leasehold improvements	Shorter of the lease term or the estimated useful life	165,397	206,328
Land	—	29,678	50,882

Total fixed assets		330,069	466,286
Accumulated depreciation and amortization		(92,912)	(125,910)

Fixed assets, net		$237,157	$340,376

Goodwill And Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows (in thousands):

	Full service center- based care	Back-up dependent care	Other educational advisory services	Total
Beginning balance at December 31, 2012	$813,357	$159,215	$20,825	$993,397
Tax benefit from the exercise of continuation options	(333)	(69)	(9)	(411)
Effect of foreign currency translation	(4,314)	(893)	-	(5,207)

Balance at March 31, 2013	$808,710	$158,253	$20,816	$987,779

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	45,723
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,831

Ending balance	$947,371	$993,397

Intangible Assets Subject to Amortization

The Company also has intangible assets, which consist of the following at March 31, 2013 and December 31, 2012 (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
March 31, 2013:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$369,555	$(130,337)	$239,218
Trade names	9.1 years	2,994	(893)	2,101
Non-compete agreements	5 years	54	(36)	18

		$372,603	$(131,266)	$241,337

Indefinite-lived intangibles:
Trade names	N/A	183,290	-	183,290

		$555,893	$(131,266)	$424,627

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Indefinite-lived intangibles:
Trade names	N/A	183,816	-	183,816

		$557,544	$(124,964)	$432,580

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Estimated Future Amortization Expense

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6

Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accounts payable	$7,850	$6,319
Accrued payroll and employee benefits	47,950	52,344
Accrued insurance	12,916	13,674
Accrued interest	241	1,430
Accrued occupancy costs	2,272	2,336
Accrued professional fees	1,777	2,135
Other accrued expenses	16,027	18,969

	$89,033	$97,207

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$4,932	$6,579
Accrued rent and other occupancy costs	1,116	2,085
Unfavorable leases	500	475
Income taxes payable	994	933
Other miscellaneous liabilities	1,438	2,015

	$8,980	$12,087

Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Long-Term Liabilities

Other long-term liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$7,492	$8,481
Liability for uncertain tax positions	11,050	9,966
Other miscellaneous liabilities	3,984	5,270

	$22,526	$23,717

Credit Arrangements and Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Outstanding Borrowings

Outstanding borrowings were as follows at March 31, 2013 and December 31, 2012 (in thousands):

	March 31, 2013	December 31, 2012
Term loans	$788,025	$-
Tranche B and Series C new term loans	-	430,474
Senior subordinated notes	-	300,000
Senior notes	-	197,810

Total	788,025	928,284
Deferred financing costs and original issue discount	(20,138)	(21,641)

Total debt	767,887	906,643
Less current maturities	7,900	2,036

Long-term debt	$759,987	$904,607

Long-term debt consists of the following (in thousands):

	December 31,
	2011	2012
Tranche B term loans	$350,946	$346,111
Series C new term loans	-	84,363
Senior subordinated notes	300,000	300,000
Senior notes	174,055	197,810
Original issue discount	(10,656)	(8,012)
Deferred financing costs	(15,088)	(13,629)

Total debt	799,257	906,643
Less current maturities	4,814	2,036

Long-term debt	$794,443	$904,607

Future Minimum Payments of Long-Term Debt

The future principal payments under the new term loan arrangements at March 31, 2013 are as follows (in millions):

Remainder of 2013	$5.9
2014	$7.9
2015	$7.9
2016	$7.9
2017	$7.9
Thereafter	$750.5

$788.0

Future minimum payments as of December 31, 2012 of long-term debt, prior to our debt refinancing in January 2013, are as follows for the years ending December 31 (in thousands):

2013	$2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000

Total future principal payments	$840,474

Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Redeemable Noncontrolling Interest

The following is a reconciliation of the changes in the redeemable noncontrolling interest for the years ended December 31, 2011 and 2012 (in thousands):

	Years ended December 31,
	2011	2012
Balance at beginning of the period	$-	$15,527
Fair value at acquisition	17,063	-
Sale of 18.5% of interest to BHFS	-	(7,994)
Net income attributable to noncontrolling interest	3	347
Effect of foreign currency translation	(1,539)	246

Balance at end of period	$15,527	$8,126

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of (Loss) Income before Income Taxes

(Loss) income before income taxes consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(19,321)	$3,973	$6,882
Foreign	(987)	1,614	4,870

Total	$(20,308)	$5,587	$11,752

Components of Income Tax (Benefit) Expense

Income tax (benefit) expense consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current tax (benefit) expense
Federal	$2,068	$(2,063)	$8,102
State	1,277	1,517	2,361
Foreign	231	7,120	4,434

	3,576	6,574	14,897
Deferred tax (benefit) expense
Federal	(11,213)	(1,292)	(9,048)
State	(2,419)	523	(1,453)
Foreign	(258)	(4,980)	(1,153)

	(13,890)	(5,749)	(11,654)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Reconciliation of Federal to Effective Rate

The following is a reconciliation of the U.S. Federal statutory rate to the effective rate on pretax (loss) income (in thousands):

	Years ended December 31,
	2010	2011	2012
Federal tax (benefit) expense computed at statutory rate	$(7,108)	$1,956	$4,113
State tax (benefit) expense, net of federal tax	(1,391)	1,502	416
Valuation allowance, net	89	(5,018)	23
Permanent differences and other, net	(1,927)	236	551
Change in tax rate	-	(1,599)	12
Change to uncertain tax positions, net	(151)	4,166	(869)
Foreign rate differential	174	(418)	(1,003)

Income tax (benefit) expense	$(10,314)	$825	$3,243

Components of Net Deferred Tax Liability

Significant components of the Company’s net deferred tax liability are as follows (in thousands):

	December 31,
	2011	2012
Deferred tax assets:
Current deferred tax assets:
Reserve on assets	$525	$679
Liabilities not yet deductible	9,502	10,095
Deferred revenue	326	430
Depreciation	84	207
Other	146	-

	10,583	11,411
Valuation allowance	(3)	(45)

Net current deferred tax assets	10,580	11,366
Non-current deferred tax assets:
Net operating loss and credit carryforwards	6,257	1,918
Liabilities not yet deductible	9,991	12,806
Deferred revenue	471	737
Stock-based compensation	2,606	9,641
Deferred financing costs	1,273	1,018
Other	3,657	2,410

	24,255	28,530
Valuation allowance	(1,007)	(1,037)

Net non-current deferred tax assets	23,248	27,493

Total net deferred tax assets	33,828	38,859
Deferred tax liabilities:
Intangible assets	(163,316)	(158,426)
Depreciation	(14,313)	(13,867)

Total deferred tax liabilities	(177,629)	(172,293)

Net deferred tax liability	$(143,801)	$(133,434)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$4,420	$7,933
Additions for tax positions of prior years	4,392	474
Additions for tax positions of current year	557	879
Settlements	(1,436)	(474)
Reductions for tax positions of prior years	-	(845)
Lapses of statutes of limitations	-	(778)
Effect of foreign currency adjustments	-	223

Ending balance	$7,933	$7,412

Stockholder's Equity and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Changes in Class L Common Stock

The following table reflects the changes in Class L common stock for the years ended December 31, 2010, 2011, and 2012 (in thousands, except share data):

	Shares Issued	Shares Outstanding	Amount
Class L common stock, balance at December 31, 2009	1,316,146	1,315,003	$633,452
Issuance of Class L common stock	2,296	2,296	208
Repurchase of Class L common stock	-	(246)	(89)
Accretion of Class L preferred return	-	-	65,962

Class L common stock, balance at December 31, 2010	1,318,442	1,317,053	699,533
Issuance of Class L common stock	528	528	47
Accretion of Class L preferred return	-	-	72,842

Class L common stock, balance at December 31, 2011	1,318,970	1,317,581	772,422
Issuance of Class L common stock	18,610	18,610	1,675
Repurchase of Class L common stock	-	(9,076)	(4,643)
Retirement of treasury stock	(10,465)	-	-
Accretion of Class L preferred return	-	-	84,647

Class L common stock, balance at December 31, 2012	1,327,115	1,327,115	$854,101

Black-Scholes Option Pricing Model

The fair value of each stock option of Class A and Class L shares granted was estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions:

	Years ended December 31,
	2010	2011	2012
	Class A Shares	Class A Shares	Class L Shares	Class A Shares
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected stock price volatility	82.0%	82.0%	79.2%	79.2%
Risk free interest rate	1.4%	1.2%	0.68%	0.68%
Expected life of options (years)	3.69	3.47	4.16	4.16
Weighted average fair value per share of options granted during the period	$4.34	$10.40	$291.83	$6.84

Continuation Options
Stock Option Activity

The following table reflects stock option activity for the continuation options for the year ended December 31, 2012:

	Weighted Average Remaining Contractual Life in Years	Number of Options on Class L Shares	Class L Weighted Average Exercise Price	Number of Options on Class A Shares	Class A Weighted Average Exercise Price
Outstanding at January 1, 2012	0.9	23,191	$90.00	105,925	$4.93
Exercised		(18,610)	90.00	(85,001)	4.93

Outstanding and Exercisable at December 31, 2012	0.5	4,581	$90.00	20,924	$4.93

Equity Plan
Stock Option Activity

The table below reflects stock option activity under the Company’s equity plan for the year ended December 31, 2012.

	Weighted Average Remaining Contractual Life in Years	Class L Shares		Class A Shares
		Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2012	7.0	-	$-	715,321	$19.76

Exercised		-	-	(1,065)	19.70
Forfeited		-	-	(2,867)	19.70
Cancellations(1)		-	-	(711,389)	19.76
Option exchange(1)		90,630	511.51	413,953	12.00
Granted		32,556	511.51	148,699	12.00
Forfeited or expired		(1,109)	511.51	(5,188)	12.00

Outstanding at December 31, 2012	6.8	122,077	$511.51	557,464	$12.00
Exercisable at December 31, 2012	6.0	40,704	$511.51	185,915	$12.00
Vested and expected to vest at December 31, 2012	6.8	116,834	$511.51	533,641	$12.00

Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Common Share

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended March 31,
	2013	2012
Net (loss) income—basic and diluted	$(50,743)	$3,509
Accretion of Class L preference	-	18,513
Accretion of Class L preference for vested options	-	66

Net loss available to common shareholders	$(50,743)	$(15,070)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$-	$18,513
Common stock	$(50,743)	$(15,070)

Weighted average number of common shares—basic and diluted:
Class L	1,327,115	1,323,479
Common stock	55,797,534	6,046,056

Earnings (loss) per common share—basic and diluted:
Class L	$-	$13.99
Common stock	$(0.91)	$(2.49)

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases

Future minimum payments as of December 31, 2012 under non-cancelable operating leases are as follows for the years ending December 31 (in thousands):

2013	$61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060

Total future minimum lease payments	$459,896

Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income From Operations By Segment

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Three months ended March 31, 2013
Revenue	$242,250	$33,161	$4,712	$280,123
Amortization of intangibles	6,491	181	76	6,748
Income (loss) from operations(1)	8,872	7,467	(902)	15,437

Three months ended March 31, 2012
Revenue	$224,040	$30,112	$3,970	$258,122
Amortization of intangibles	6,292	181	76	6,549
Income from operations	17,176	8,807	121	26,104

(1)	For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).

The assets and liabilities of the Company are managed centrally and are reported internally in the same manner as the consolidated financial statements; thus, no additional information is produced or included herein.

	Full service center-based care	Back-up dependent care	Other educational advisory services	Total
	(In thousands)
Year ended December 31, 2010
Revenue	$769,235	$99,086	$9,838	$878,159
Amortization of intangibles	25,324	2,057	250	27,631
Income from operations	46,770	21,141	752	68,663

Year ended December 31, 2011
Revenue	$844,595	$114,502	$14,604	$973,701
Amortization of intangibles	25,178	1,947	302	27,427
Income from operations	58,950	28,669	(783)	86,836

Year ended December 31, 2012
Revenue	$922,214	$130,082	$18,642	$1,070,938
Amortization of intangibles	25,906	725	302	26,933
Income from operations	60,154	33,863	1,447	95,464

Revenue and Long-Lived Assets by Geographic Region

Revenue and long-lived assets by geographic region are as follows (in thousands):

	Years ended December 31,
	2010	2011	2012
Revenue
North America	$770,848	$843,645	$901,210
Europe and other	107,311	130,056	169,728

Total Revenue	$878,159	$973,701	$1,070,938

	December 31,
	2011	2012
Long-lived assets
North America	$198,468	$230,807
Europe and other	38,689	109,569

Total long-lived assets	$237,157	$340,376

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

The operating results for any quarter are not necessarily indicative of the results of any future quarter.

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(In thousands)
Revenue	$232,922	$248,017	$243,877	$248,885
Gross profit	49,296	55,322	49,183	53,400
Income from operations	20,226	25,535	18,293	22,782
Net income (loss)	(1,263)	2,519	(364)	3,870
Net income (loss) attributable to Bright Horizons Family Solutions Inc	(1,263)	2,519	(456)	3,959
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	16,995	17,608	18,253	18,712
Class A	(18,564)	(15,406)	(19,030)	(15,083)
Earnings (loss) per share:
Class L—basic and diluted	$12.90	$13.37	$13.86	$14.20
Class A—basic and diluted	$(3.09)	$(2.56)	$(3.16)	$(2.51)

	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(In thousands)
Revenue	$258,122	$271,463	$267,927	$273,426
Gross profit	58,020	64,553	60,092	63,105
Income from operations	26,104	16,061	25,355	27,944
Net income (loss)	3,590	(1,914)	2,606	4,227
Net income (loss) attributable to Bright Horizons Family Solutions Inc	3,509	(1,967)	2,446	4,174
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	18,513	19,590	20,298	20,810
Class A	(15,070)	(25,482)	(18,521)	(17,412)
Earnings (loss) per share:
Class L—basic and diluted	$13.99	$14.76	$15.30	$15.68
Class A—basic and diluted	$(2.49)	$(4.20)	$(3.06)	$(2.87)

Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended					12 Months Ended				12 Months Ended
	Feb. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Dec. 31, 2012 Operate Child Care and Early Education Centers	Dec. 31, 2012 Back-up dependent care	Jan. 11, 2013 Common Stock Class A	Mar. 31, 2013 Term Loan Facility	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Revolving Credit Facility	Feb. 21, 2013 Subsequent Event	Jan. 31, 2013 Subsequent Event	Jan. 11, 2013 Subsequent Event	Jan. 31, 2013 Subsequent Event Common Stock Class A	Jan. 31, 2013 Subsequent Event Term Loan Facility	Jan. 31, 2013 Subsequent Event Term Loans Base Rate Loans	Jan. 31, 2013 Subsequent Event Term Loans LIBOR rate	Jan. 31, 2013 Subsequent Event Revolving Credit Facility	Dec. 31, 2012 Minimum	Mar. 31, 2013 Minimum Term Loans Base Rate Loans	Jan. 31, 2013 Minimum Subsequent Event Term Loans Base Rate Loans	Jan. 31, 2013 Minimum Subsequent Event Term Loans LIBOR rate	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum
Accounting Policies [Line Items]
Number of shares issued under initial public offering	11,600,000													11,600,000
Proceed from issuance of initial public offering	$ 233,300,000	$ 234,944,000												$ 233,300,000
Common stock reverse split										0.5075							0.5075
Common stock conversion ratio, Class L common stock into Class A common stock							35.1955									35.1955
Common stock, authorized		475,000,000		14,500,000	14,500,000											475,000,000
Preferred stock, authorized		25,000,000														25,000,000
Debt issuance, principal amount											790,000,000		100,000,000		890,000,000			790,000,000			100,000,000
Debt issuance, maturity date													2018					2020			2018
Debt issuance interest rate, percentage added to base												2.00%							2.00%	3.00%			2.00%	2.00%	1.00%
Loss on extinguishment of debt		(63,682,000)													(63,000,000)
Net foreign currency gains		37,000	34,000		835,000
Fair value of interest rate cap																										100,000	100,000
Impairment losses				400,000	400,000
Finite lived intangible assets, estimated useful life																						4 years				17 years
Fixed asset impairment				300,000	800,000	100,000
Ownership interest acquired				63.00%
Service contract length, minimum								3 years	1 year
Service contract length, maximum								10 years	3 years
Payment of initial public offering costs	$ 1,600,000

Carrying and Fair Value of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, carrying value	$ 927	$ 825
Long-term debt, fair value	$ 973	$ 898

Activity in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Beginning balance	$ 1,514	$ 1,691	$ 1,675
Provision	734	1,043	1,516
Write offs and adjustments	(621)	(1,220)	(1,500)
Ending balance	$ 1,627	$ 1,514	$ 1,691

Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended						12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended			1 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2012 Netherlands	Nov. 30, 2012 Netherlands	Jul. 31, 2011 Netherlands	Dec. 31, 2010 2010 Acquisitions	Dec. 31, 2010 2010 Acquisitions Trade Names	Dec. 31, 2010 2010 Acquisitions Minimum	Dec. 31, 2010 2010 Acquisitions Maximum	Mar. 31, 2011 2011 Acquisitions Center	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Mar. 31, 2011 2011 Acquisitions Minimum	Mar. 31, 2011 2011 Acquisitions Maximum	Jul. 31, 2011 2011 Acquisitions Netherlands Center	Jul. 31, 2011 2011 Acquisitions Netherlands Minimum	Jul. 31, 2011 2011 Acquisitions Netherlands Maximum	Dec. 31, 2012 Huntyard Limited	May 31, 2012 Huntyard Limited	May 31, 2012 Huntyard Limited Non Tax Deductible [Member]	May 31, 2012 Huntyard Limited Minimum	May 31, 2012 Huntyard Limited Maximum	May 31, 2012 Huntyard Limited United Kingdom Center	Sep. 30, 2012 Huntyard Limited United Kingdom	Jun. 30, 2012 Huntyard Limited United Kingdom
Business Acquisition [Line Items]
Cash consideration							$ 7,100,000					$ 27,600,000				$ 29,900,000								$ 110,800,000
Tangible assets acquired							1,300,000				2,200,000					9,400,000
Liabilities assumed							463,000				800,000	6,159,000				4,600,000				12,902,000
Goodwill acquired							5,407,000				23,400,000	62,917,000				39,500,000				45,723,000
Other intangible assets acquired							900,000				2,800,000					3,400,000				6,004,000
Intangible asset useful life									4 years	9 years				5 years	9 years		4 years	10 years				5 years	7 years
Indefinite intangible assets acquired								200,000
Acquisition related costs							100,000					1,100,000							500,000						500,000	500,000
Number of centers acquired											20					20								27
Ownership interest acquired		63.00%			18.50%	63.00%										63.00%
Noncontrolling interest		18.50%	18.50%	81.50%												37.00%
Noncontrolling interest recorded			3,900,000			17,100,000						17,063,000				17,100,000
Deferred tax liabilities acquired																700,000				1,720,000	1,500,000
Payments for prior year acquisitions												100,000
Revenues contributed from acquired businesses												28,000,000							26,300,000
Net income (loss) contributed from acquired businesses												(500,000)							1,100,000
Proforma Revenue	268,900,000											992,247,000	919,581,000
Proforma net income	$ 4,100,000											$ 7,115,000	$ (9,136,000)

Fair Value of Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Dec. 31, 2010 2010 Acquisitions	Dec. 31, 2011 2011 Acquisitions	Mar. 31, 2011 2011 Acquisitions
Business Acquisition [Line Items]
Cash paid, net of cash acquired		$ 6,387	$ 57,228
Liabilities assumed		463	6,159	800
Noncontrolling interest	3,900		17,063
Goodwill recognized		(5,407)	(62,917)	(23,400)
Fair value of assets acquired		$ 1,443	$ 17,533

Pro Forma Summary (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions	Dec. 31, 2012 2012 Acquisitions	Dec. 31, 2011 2012 Acquisitions
Business Acquisition [Line Items]
Revenue	$ 268,900	$ 992,247	$ 919,581	$ 1,088,378	$ 1,016,125
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$ 4,100	$ 7,115	$ (9,136)	$ 10,329	$ 4,804

Allocation of Preliminary Purchase Price (Detail) (Huntyard Limited, USD $) In Thousands, unless otherwise specified	May 31, 2012
Huntyard Limited
Business Acquisition [Line Items]
Cash	$ 2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	45,723
Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)
Total liabilities assumed	(12,902)
Purchase price	$ 110,761

Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid workers compensation insurance		$ 9,160	$ 9,048
Prepaid rent and other occupancy costs		6,354	5,947
Prepaid income taxes		213	2,087
Reimbursable costs		4,060	714
Favorable leases		386	462
Prepaid insurance		1,341	1,111
Deferred initial public offering costs		2,189
Other prepaid expenses and current assets		4,124	3,203
Prepaid expenses and other current assets	$ 41,345	$ 27,827	$ 22,572

Summary of Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease term or the estimated useful life
Buildings	$ 116,157		$ 71,009
Furniture and equipment	92,919		63,985
Leasehold improvements	206,328		165,397
Land	50,882		29,678
Total fixed assets	466,286		330,069
Accumulated depreciation and amortization	(125,910)		(92,912)
Fixed assets, net	$ 340,376	$ 346,044	$ 237,157
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	40 years
Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years
Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	10 years

Fixed Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 34.4	$ 28	$ 25.7

Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance	$ 993,397	$ 947,371	$ 887,895
Goodwill additions during the period		45,723	62,917
Adjustments to prior year acquisitions		(22)	250
Tax benefit from the exercise of continuation options	(411)	(2,506)	(71)
Effect of foreign currency translation	(5,207)	2,831	(3,620)
Ending balance	987,779	993,397	947,371
Full Service Center Based Care
Goodwill [Line Items]
Beginning balance	813,357
Tax benefit from the exercise of continuation options	(333)
Effect of foreign currency translation	(4,314)
Ending balance	808,710
Backup Dependent Care
Goodwill [Line Items]
Beginning balance	159,215
Tax benefit from the exercise of continuation options	(69)
Effect of foreign currency translation	(893)
Ending balance	158,253
Other Educational Advisory Services
Goodwill [Line Items]
Beginning balance	20,825
Tax benefit from the exercise of continuation options	(9)
Ending balance	$ 20,816

Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 993,397,000	$ 947,371,000	$ 887,895,000	$ 987,779,000
Indefinite lived trade names	183,800,000	183,800,000
Amortization expense	26,933,000	27,427,000	27,631,000
Full Service Center Based Care
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	813,357,000			808,710,000
Backup Dependent Care
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	159,215,000			158,253,000
Other Educational Advisory Services
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 20,825,000			$ 20,816,000

Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 555,893	$ 557,544
Accumulated amortization	(131,266)	(124,964)
Net carrying amount	424,627	432,580	453,117
Cost	372,603	373,728	371,246
Accumulated amortization	(131,266)	(124,964)	(101,977)
Net carrying amount	241,337	248,764	269,269
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period
Cost	183,290	183,816
Net carrying amount	183,290	183,816
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period			2 years 10 months 24 days
Cost			4,200
Accumulated amortization			(4,200)
Contractual Rights and Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	14 years 10 months 24 days	14 years 10 months 24 days	15 years
Cost	369,555	370,527	365,194
Accumulated amortization	(130,337)	(124,048)	(97,232)
Net carrying amount	239,218	246,479	267,962
Trade Names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 1 month 6 days	9 years 1 month 6 days	8 years 10 months 24 days
Cost	2,994	3,147	1,798
Accumulated amortization	(893)	(883)	(516)
Net carrying amount	2,101	2,264	1,282
Non-Compete Agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years	5 years
Cost	54	54	54
Accumulated amortization	(36)	(33)	(29)
Net carrying amount	$ 18	$ 21	$ 25

Estimated Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 26.5
2014	24
2015	22.5
2016	22.1
2017	$ 21.6

Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current [Line Items]
Accounts payable		$ 6,319	$ 7,850
Accrued payroll and employee benefits		52,344	47,950
Accrued insurance		13,674	12,916
Accrued interest		1,430	241
Accrued occupancy costs		2,336	2,272
Accrued professional fees		2,135	1,777
Other accrued expenses		18,969	16,027
Accounts payable and accrued expenses	$ 99,932	$ 97,207	$ 89,033

Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Current [Line Items]
Customer amounts on deposit		$ 6,579	$ 4,932
Accrued rent and other occupancy costs		2,085	1,116
Unfavorable leases		475	500
Income taxes payable		933	994
Other miscellaneous liabilities		2,015	1,438
Other current liabilities	$ 13,361	$ 12,087	$ 8,980

Summary of Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Non Current Liabilities [Line Items]
Customer amounts on deposit		$ 8,481	$ 7,492
Liability for uncertain tax positions		9,966	11,050
Other miscellaneous liabilities		5,270	3,984
Other long-term liabilities	$ 22,715	$ 23,717	$ 22,526

Schedule of Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tranche B Term Loan	Dec. 31, 2011 Tranche B Term Loan	Mar. 31, 2013 Series C New Term Loans	Dec. 31, 2012 Series C New Term Loans	May 31, 2012 Series C New Term Loans	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes
Debt Instrument [Line Items]
Debt, gross	$ 788,025,000	$ 928,284,000		$ 346,111,000	$ 350,946,000		$ 84,363,000		$ 300,000,000	$ 300,000,000	$ 197,810,000	$ 174,055,000
Original issue discount		(8,012,000)	(10,656,000)					(425,000)
Deferred financing costs		(13,629,000)	(15,088,000)			(2,300,000)
Total debt	767,887,000	906,643,000	799,257,000
Less current maturities	7,900,000	2,036,000	4,814,000
Long-term debt	$ 759,987,000	$ 904,607,000	$ 794,443,000

Credit Arrangements and Debt Obligations - Additional Information (Detail)	3 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended														3 Months Ended		1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 28, 2008 USD ($)	May 31, 2012 Huntyard Limited USD ($)	Nov. 30, 2012 Netherlands	Jul. 31, 2011 Netherlands	Jan. 31, 2013 Subsequent Event USD ($)	Dec. 31, 2012 Overdraft Facility USD ($)	Dec. 31, 2012 Overdraft Facility GBP (£)	Dec. 31, 2011 Overdraft Facility USD ($)	Dec. 31, 2012 Overdraft Facility Bank Base Rate	May 28, 2008 Senior Subordinated Notes USD ($)	Mar. 31, 2013 Senior Subordinated Notes USD ($)	Dec. 31, 2012 Senior Subordinated Notes USD ($)	Dec. 31, 2011 Senior Subordinated Notes USD ($)	Jan. 31, 2013 Senior Subordinated Notes Subsequent Event USD ($)	May 28, 2008 Senior Notes USD ($)	Mar. 31, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2012 Revolving Credit Facility USD ($)	Mar. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2011 Revolving Credit Facility USD ($)	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary EUR (€)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary USD ($)	Dec. 31, 2011 Revolving Credit Facility Netherlands Subsidiary	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary General Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary General Credit Facility EUR (€)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary Construction and Fitting USD ($)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary Construction and Fitting EUR (€)	Dec. 31, 2012 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility Maximum	Dec. 31, 2012 Revolving Credit Facility Federal Funds Rate	Dec. 31, 2012 Revolving Credit Facility Bank Base Rate Netherlands Subsidiary	Jan. 31, 2013 Revolving Credit Facility Subsequent Event USD ($)	Dec. 31, 2012 Series C New Term Loans USD ($)	Mar. 31, 2013 Series C New Term Loans USD ($)	May 31, 2012 Series C New Term Loans USD ($)	Dec. 31, 2012 Series C New Term Loans Federal Funds Rate	Dec. 31, 2012 Series C New Term Loans Prime Rate (the Base Rate)	Dec. 31, 2012 Series C New Term Loans LIBOR (the Eurodollar Rate)	Dec. 31, 2008 2008 Debt Agreements USD ($)	Jan. 31, 2013 Senior Note [Member] Subsequent Event USD ($)	Jan. 30, 2013 Senior Secured Credit Facilities USD ($)	Jan. 31, 2013 Senior Secured Credit Facilities Subsequent Event USD ($)	Mar. 31, 2013 Term Loan Facility USD ($)	Jan. 31, 2013 Term Loan Facility Subsequent Event USD ($)	Mar. 31, 2012 Tranche B Term Loan USD ($)	Mar. 31, 2011 Tranche B Term Loan USD ($)	Dec. 31, 2012 Tranche B Term Loan USD ($)	Dec. 31, 2011 Tranche B Term Loan USD ($)	Dec. 31, 2010 Tranche B Term Loan	May 28, 2008 Tranche B Term Loan USD ($)	Dec. 31, 2012 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2011 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2010 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2012 Tranche B Term Loan Federal Funds Rate	May 28, 2011 Tranche B Term Loan Prime Rate (the Base Rate)	Dec. 31, 2012 Tranche B Term Loan Prime Rate (the Base Rate)	May 28, 2011 Tranche B Term Loan LIBOR (the Eurodollar Rate)	Dec. 31, 2012 Tranche B Term Loan LIBOR (the Eurodollar Rate)	Dec. 31, 2012 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	Dec. 31, 2011 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	Dec. 31, 2009 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	May 28, 2008 Tranche B Term Loans and Revolving Credit Facility USD ($)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate) Minimum	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Term Loans Base Rate Loans Minimum	Jan. 31, 2013 Term Loans Subsequent Event Prime Rate (the Base Rate)	Jan. 31, 2013 Term Loans Subsequent Event Prime Rate (the Base Rate) Minimum	Jan. 31, 2013 Term Loans Subsequent Event Base Rate Loans	Jan. 31, 2013 Term Loans Subsequent Event Base Rate Loans Minimum	Mar. 31, 2013 Tranche B and Series C new term loans USD ($)	Dec. 31, 2012 Tranche B and Series C new term loans USD ($)	Jan. 31, 2013 Tranche B and Series C new term loans Subsequent Event USD ($)
Proforma Debt Instrument [Line Items]
Line credit facility, maximum borrowing capacity						$ 440,000,000	$ 85				$ 500,000	£ 300,000												$ 75,000,000							$ 1,300,000	€ 1,000,000	$ 2,300,000	€ 1,750,000
Debt issuance, principal amount										890,000,000					300,000,000					110,000,000					100,000,000														100,000,000			85,000,000						890,000,000	890,000,000	790,000,000	790,000,000						350,946,000
Ownership interest acquired			63.00%					18.50%	63.00%
Line credit facility, increase in borrowing capacity							35
Line of credit facility, term																								6 years
Line credit facility, termination date																								May 28, 2014				Jan 1, 2014
Debt issuance interest rate, percentage added to base														2.15%																							0.50%	1.50%					0.50%	3.25%	4.25%																0.50%		3.00%		4.00%					3.00%	1.00%	2.00%	2.00%	3.00%	1.00%	2.00%	2.00%
Line of credit facility unused capacity, commitment fee percentage																																			0.38%	0.50%
Line credit facility amount outstanding											0		0											0		0			0
Debt issuance, weighted average interest rate	4.00%		8.50%																							5.50%	4.80%			5.95%																								4.30%	5.60%	7.50%
Debt issuance, quarterly principal payments										2,000,000																														212,500										2,000,000				912,500
Debt issuance principal payments, commencement date										Mar 30, 2013																																												Sep 30, 2008
Debt issuance principal payments, final payment date										Jan 30, 2020					May 28, 2018					Nov 28, 2018																				May 23, 2017										Jan 30, 2020				May 28, 2015
Debt issuance, Prepaid principal	1,975,000	4,835,000	5,472,000	4,933,000	3,656,000																																															4,800,000	4,900,000
Debt issuance base rate, floor																																												2.00%	1.00%																	4.50%		3.50%
Debt issuance, outstanding	788,025,000		928,284,000														300,000,000	300,000,000				197,810,000	174,055,000																	84,363,000														346,111,000	350,946,000																								430,474,000
Debt issuance, interest rate at end of period																																								5.30%														4.20%	4.30%
Interest rate cap																																																																				7.00%
Interest rate cap, percentage added to base																																																																				4.00%
Interest rate derivative, fair value																																																																		1,000,000	1,000,000
Interest rate derivative, original cost																																																																				100,000
Change in the fair value of the interest rate cap		(44,000)	(67,000)	(641,000)	(2,258,000)																																																					100,000	600,000	2,300,000
Debt issuance, original issue discount			8,012,000	10,656,000																																						425,000																											20,500,000
Debt issuance, amortization of debt discount			3,100,000	2,900,000	2,800,000
Debt issuance, fixed interest rate															11.50%					13.00%
Debt issuance, accumulated Interest			1,430,000	241,000																		87,800,000
Deferred financing fees			13,629,000	15,088,000																																					2,300,000					27,100,000
Amortization of deferred financing fees			3,700,000	3,400,000	3,300,000
Line credit facility, quarterly reduction in available balance																												250,000
Debt instrument redeemed, face amount																			300,000,000																												110,000,000
Proceeds from issuance of debt instrument																																																	790,000,000
Payment for redemption of Notes																$ 328,200,000			$ 330,800,000		$ 213,300,000																										$ 213,300,000																															$ 431,000,000		$ 433,000,000
Debt issuance, maturity date																									2018														2018												2020

Redeemable Noncontrolling Interest - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Nov. 30, 2012	Jul. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Ownership interest acquired	63.00%
Noncontrolling interest	18.50%	18.50%
Noncontrolling interest recorded		3,900
Netherlands
Redeemable Noncontrolling Interest [Line Items]
Ownership interest acquired		18.50%	63.00%
Noncontrolling interest	81.50%
Noncontrolling interest recorded			$ 17,100

Changes in Redeemable Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of the period	$ 8,126	$ 15,527	$ 15,527
Fair value at acquisition				17,063
Sale of 18.5% of interest to BHFS			(7,994)
Net income attributable to noncontrolling interest	(38)	81	347	3
Effect of foreign currency translation			246	(1,539)
Balance at end of period	$ 7,843		$ 8,126	$ 15,527

Changes in Redeemable Noncontrolling Interest (Parenthetical) (Detail)	Dec. 31, 2012	Nov. 30, 2012
Redeemable Noncontrolling Interest [Line Items]
Minority Interest, percentage	18.50%	18.50%

(Loss) Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States			$ 6,882	$ 3,973	$ (19,321)
Foreign			4,870	1,614	(987)
(Loss) income before income taxes	$ (61,513)	$ 6,233	$ 11,752	$ 5,587	$ (20,308)

Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax (benefit) expense
Federal			$ 8,102	$ (2,063)	$ 2,068
State			2,361	1,517	1,277
Foreign			4,434	7,120	231
Current tax (benefit) expense			14,897	6,574	3,576
Deferred tax (benefit) expense
Federal			(9,048)	(1,292)	(11,213)
State			(1,453)	523	(2,419)
Foreign			(1,153)	(4,980)	(258)
Deferred tax (benefit) expense			(11,654)	(5,749)	(13,890)
Income tax (benefit) expense	$ (10,732)	$ 2,643	$ 3,243	$ 825	$ (10,314)

Reconciliation of Federal to Effective Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax (benefit) expense computed at statutory rate			$ 4,113	$ 1,956	$ (7,108)
State tax (benefit) expense, net of federal tax			416	1,502	(1,391)
Valuation allowance, net			23	(5,018)	89
Permanent differences and other, net			551	236	(1,927)
Change in tax rate			12	(1,599)
Change to uncertain tax positions, net			(869)	4,166	(151)
Foreign rate differential			(1,003)	(418)	174
Income tax (benefit) expense	$ (10,732)	$ 2,643	$ 3,243	$ 825	$ (10,314)

Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss and credit carryforwards		$ 1,900
Net non-current deferred tax assets	1,509	1,603	1,814
Net current deferred tax assets	11,338	11,367	10,529
Total net deferred tax assets		38,859	33,828
Deferred tax liabilities:
Intangible assets		(158,426)	(163,316)
Depreciation		(13,867)	(14,313)
Total deferred tax liabilities		(172,293)	(177,629)
Net deferred tax liability		(133,434)	(143,801)
Current Assets
Deferred tax assets:
Reserve on assets		679	525
Liabilities not yet deductible		10,095	9,502
Deferred revenue		430	326
Depreciation		207	84
Other			146
Deferred tax assets, gross		11,411	10,583
Valuation allowance		(45)	(3)
Net current deferred tax assets		11,366	10,580
Non-Current Assets
Deferred tax assets:
Net operating loss and credit carryforwards		1,918	6,257
Liabilities not yet deductible		12,806	9,991
Deferred revenue		737	471
Stock-based compensation		9,641	2,606
Deferred financing costs		1,018	1,273
Other		2,410	3,657
Deferred tax assets, gross		28,530	24,255
Valuation allowance		(1,037)	(1,007)
Net non-current deferred tax assets		$ 27,493	$ 23,248

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Foreign	Mar. 31, 2013 Foreign Minimum	Dec. 31, 2012 Foreign Minimum	Mar. 31, 2013 Foreign Maximum	Dec. 31, 2012 Foreign Maximum	Dec. 31, 2012 State Item	Dec. 31, 2012 State Federal Changes	Dec. 31, 2012 State Minimum	Dec. 31, 2012 State Maximum
Income Tax Disclosure [Line Items]
Deferred tax asset, net operating losses and tax credit carryforwards	$ 1,900,000
Deferred tax asset, net operating loss														500,000
Net operating loss, expiration									Begin to expire in 2031					Expiration dates through 2031
Deferred tax asset, net operating loss									1,400,000
Likelihood for being realized upon settlement	50.00%
Income tax expense, interest and penalties related to tax positions	300,000	800,000	400,000
Interest and penalties accrued for income tax	2,600,000	3,100,000		2,600,000
Unrecognized tax benefits that would impact the effective tax rate	6,600,000
Change in uncertain tax positions					500,000	500,000	5,600,000	5,600,000
Statute of limitations										1 year	1 year	7 years	7 years		1 year	3 years	5 years
Number of income tax audits pending														0
Unrecognized income tax benefit	$ 7,412,000	$ 7,933,000	$ 4,420,000	$ 7,412,000

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 7,933	$ 4,420	$ 7,412
Additions for tax positions of prior years	474	4,392
Additions for tax positions of current year	879	557
Settlements	(474)	(1,436)
Reductions for tax positions of prior years	(845)
Lapses of statutes of limitations	(778)
Effect of foreign currency adjustments	223
Ending balance	$ 7,412	$ 7,933	$ 7,412

Stockholder's Equity and Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended																12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013 Ratio	Jan. 31, 2013 Stock Option Exchange	May 02, 2012 Stock Option Exchange	Dec. 31, 2012 Stock Option Exchange	Dec. 31, 2012 Vested Stock Options	Dec. 31, 2012 Option awards granted in prior years	Jan. 24, 2013 Stock Option	Jan. 24, 2013 Common Stock Class L	May 02, 2012 Common Stock Class L	Mar. 31, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L		Dec. 31, 2010 Common Stock Class L	May 02, 2012 Common Stock Class L Stock Option Exchange	Mar. 09, 2012 Common Stock Class L 2008 Equity Incentive Plan	Jan. 24, 2013 Common Stock Class A	Sep. 21, 2012 Common Stock Class A	May 02, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A		Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	May 02, 2012 Common Stock Class A Stock Option Exchange	Dec. 31, 2012 Common Stock Class A 2008 Equity Incentive Plan	Mar. 09, 2012 Common Stock Class A 2008 Equity Incentive Plan	Dec. 31, 2012 Five Year Service Period Based Stock Option	Dec. 31, 2012 Five Year Service Period Based Stock Option Second Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Third Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Fourth Anniversary	Dec. 31, 2012 Five Year Service Period Based Stock Option Fifth Anniversary	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Minimum	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Maximum	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option First Or Second Anniversary	Dec. 31, 2012 Three To Four Year Service Period Based Stock Option Annually Until Fully Vested	Dec. 31, 2012 Continuation Options	Dec. 31, 2011 Continuation Options	Dec. 31, 2010 Continuation Options	Dec. 31, 2012 Continuation Options Common Stock Class L	Dec. 31, 2011 Continuation Options Common Stock Class L	Dec. 31, 2010 Continuation Options Common Stock Class L	May 28, 2008 Continuation Options Common Stock Class L	Dec. 31, 2012 Continuation Options Common Stock Class A	Dec. 31, 2011 Continuation Options Common Stock Class A	Dec. 31, 2010 Continuation Options Common Stock Class A	May 28, 2008 Continuation Options Common Stock Class A	May 28, 2008 Pre-Merger Options
Shareholders Equity And Share Based Payments [Line Items]
Shares available for issuance																			150,000									800,000	1,500,000
Option expiration		10 years
Requisite service period																														5 years					3 years	4 years
Vesting percentage																															40.00%	20.00%	20.00%	20.00%			33.00%	33.00%
Stock options, exchanged																							711,389	[1]			711,389
Stock options exchange, acquired options													90,630		90,630	[1]						413,953	413,953	[1]
Continuation options, shares of Class A common stock acquired for every one share of Class L common stock							7.9											1									4.6																						4.6
Stock options, exercise price													$ 511.51		$ 511.51	[1]						$ 12	$ 12	[1]
Stock options, unrecognized compensation cost	$ 9,800,000	$ 12,200,000					$ 19,000,000
Stock options unrecognized compensation cost, period of recognition		2 years					2 years
Stock based compensation	6,600,000	17,600,000	1,200,000	2,400,000		5,000,000		13,400,000	3,500,000	700,000	5,000,000
Shares available for grant															27,923								896,523
Shares repurchased															9,076		246						41,454		0	1,123
Shares retired																					600,000
Number of classes of common stock		2
Liquidation preference															$ 405
Rate of return for stockholders														10.00%	10.00%
Income tax benefit related to share based compensation		7,100,000	500,000	900,000
Options outstanding															122,077								557,464		715,321																	4,581	23,191			20,924	105,925		26,777	472,709
Shares called by options															40,704								185,915																						26,777				122,303
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Aggregate Intrinsic value of options exercisable															10,700,000								1,900,000																			3,100,000				400,000
Options outstanding and exercisable, fair value of options																																										$ 774.3				$ 22
Exercised options, aggregate intrinsic value																																							8,400,000	200,000	800,000
Exercised options, fair value of options																																										$ 511.51	$ 472.7	$ 404.37		$ 12	$ 17.77	$ 9.99
Aggregate Intrinsic value of options outstanding															32,100,000								5,600,000
Aggregate Intrinsic value of options vested and expect to vest															30,700,000								5,300,000
Fair value of options that vested			800,000	1,400,000											4,200,000								700,000
Cash received from exercise of stock options		2,100,000	100,000	300,000
Tax benefit realized from exercise of stock options		$ 3,400,000	$ 100,000	$ 300,000
Options to purchase shares, vested												31,628								144,461			1,065																			18,610				85,001

[1]	Represents option exchange consummated on May 2, 2012.

Reconciliation of Changes In Class L Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Common Stock Class L	Dec. 31, 2011 Common Stock Class L	Dec. 31, 2010 Common Stock Class L
Stockholders Equity [Line Items]
Class L common stock, balance at beginning of period		1,318,970		1,318,970	1,318,442	1,316,146
Issuance of Class L common stock	11,600,000			18,610	528	2,296
Retirement of treasury stock				(10,465)
Accretion of Class L preferred return
Class L common stock, balance at end of period		1,327,115		1,327,115	1,318,970	1,318,442
Class L common stock, balance at beginning of period		1,317,581		1,317,581	1,317,053	1,315,003
Issuance of Class L common stock	11,600,000			18,610	528	2,296
Repurchase of Class L common stock				(9,076)		(246)
Retirement of treasury stock
Accretion of Class L preferred return				84,647	72,842	65,962
Class L common stock, balance at end of period		1,327,115		1,327,115	1,317,581	1,317,053
Class L common stock, balance at beginning of period		772,422		772,422	699,533	633,452
Issuance of Class L common stock				1,675	47	208
Repurchase of Class L common stock		497	22	(4,643)		(89)
Retirement of treasury stock
Accretion of Class L preferred return				84,647	72,842	65,962
Class L common stock, balance at end of period		$ 854,101		$ 854,101	$ 772,422	$ 699,533

Stock Option Activity For Continuation Options (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Continuation Options	Dec. 31, 2011 Continuation Options	Jan. 24, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L Continuation Options	Jan. 24, 2013 Common Stock Class A	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A Continuation Options	May 28, 2008 Common Stock Class A Continuation Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, years, duration	6 years 9 months 18 days	7 years		10 months 24 days
Outstanding and Exercisable, years, duration	6 years		6 months
Outstanding at beginning of period					122,077	23,191	557,464	715,321	105,925	26,777
Exercised					(31,628)	(18,610)	(144,461)	(1,065)	(85,001)
Outstanding and Exercisable at end of period						4,581		557,464	20,924	26,777
Outstanding at beginning of period					$ 511.51	$ 90	$ 12	$ 19.76	$ 4.93
Exercised						$ 90		$ 19.7	$ 4.93
Outstanding and Exercisable at end of period						$ 90		$ 12	$ 4.93

Fair Value Of Stock Options (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	Dec. 31, 2012 Common Stock Class L
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	40.00%	79.20%	82.00%	82.00%	79.20%
Risk free interest rate	1.25%	0.68%	1.20%	1.40%	0.68%
Expected life of options (years)	6 years 6 months	4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days	4 years 1 month 28 days
Weighted average fair value per share of options granted during the period		$ 6.84	$ 10.4	$ 4.34	$ 291.83

Stock Option Activity Under Equity Plan (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 24, 2013 Common Stock Class L	May 02, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class L		Jan. 24, 2013 Common Stock Class A	May 02, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A
Equity [Line Items]
Outstanding, years, duration	6 years 9 months 18 days	7 years
Exercisable, years, duration	6 years
Vested and expected to vest, years, duration	6 years 9 months 18 days
Outstanding at beginning of period			122,077				557,464		715,321
Exercised			(31,628)				(144,461)		(1,065)
Forfeited									(2,867)
Cancellations									(711,389)	[1]
Option exchange				90,630	90,630	[1]		413,953	413,953	[1]
Granted					32,556				148,699
Forfeited or expired					(1,109)				(5,188)
Outstanding and Exercisable at end of period					122,077				557,464
Exercisable at end of period					40,704				185,915
Vested and expected to vest at end of period					116,834				533,641
Outstanding at beginning of period			$ 511.51				$ 12		$ 19.76
Exercised									$ 19.7
Forfeited									$ 19.7
Cancellations									$ 19.76	[1]
Option exchange				$ 511.51	$ 511.51	[1]		$ 12	$ 12	[1]
Granted					$ 511.51				$ 12
Forfeited or expired					$ 511.51				$ 12
Outstanding and Exercisable at end of period					$ 511.51				$ 12
Exercisable at end of period					$ 511.51				$ 12
Vested and expected to vest at end of period					$ 511.51				$ 12

[1]	Represents option exchange consummated on May 2, 2012.

Computation Of Basic And Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)	$ 4,174	$ 2,446	$ (1,967)	$ 3,509	$ 3,959	$ (456)	$ 2,519	$ (1,263)	$ 8,162	$ 4,759	$ (9,994)
Accretion of Class L preference										84,647	72,842	65,962
Net (loss) available to common shareholders	(50,743)				(15,070)					(76,485)	(68,083)	(75,957)
Common Stock Class L
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted		20,810	20,298	19,590	18,513	18,712	18,253	17,608	16,995	79,211	71,568	64,712
Weighted average number of common shares outstanding:
Basic and diluted	1,327,115				1,323,479					1,326,206	1,317,273	1,315,153
Earnings (loss) per share:
Basic and diluted		$ 15.68	$ 15.3	$ 14.76	$ 13.99	$ 14.2	$ 13.86	$ 13.37	$ 12.9	$ 59.73	$ 54.33	$ 49.21
Common Stock Class L | Nonvested
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference					18,513					79,211	71,568	64,712
Common Stock Class L | Vested
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference					66					5,436	1,274	1,251
Common Stock Class A
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)	$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (76,485)	$ (68,083)	$ (75,957)
Weighted average number of common shares outstanding:
Basic and diluted	55,797,534				6,046,056					6,058,512	6,016,733	6,006,960
Earnings (loss) per share:
Basic and diluted	$ (0.91)	$ (2.87)	$ (3.06)	$ (4.2)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)	$ (12.62)	$ (11.32)	$ (12.64)

Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013 Common Stock Class A	Mar. 31, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2012 Common Stock Class A Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class A Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class A Dilutive Stock Options [Member]	Mar. 31, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class L Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class L Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class L Dilutive Stock Options [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding			557,464	715,321	600,000	800,000	700,000		122,077	126,658	23,191	23,719
Rate of return for stockholders								10.00%	10.00%
Options To Purchase Common Stock Shares Outstanding	5,200,000	700,000

Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012 LetterOfCredit	Dec. 31, 2011	Dec. 31, 2010	Jan. 30, 2013 Term Loan Facility	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum
Contingencies And Commitments [Line Items]
Operating leases, years until expiration					10 years	10 years
Rent expense	$ 62,800,000	$ 57,600,000	$ 52,100,000
Accumulated Interest on senior notes	87,800,000
Future minimum payments remainder of 2013	2,036,000			7,900,000
Future minimum payments in 2014	4,500,000			7,900,000
Future minimum payments in 2015	342,125,000			7,900,000
Future minimum payments in 2016	850,000			7,900,000
Future minimum payments in 2017	80,963,000			7,900,000
Future minimum payments due thereafter	410,000,000			750,500,000
Total future principal payments	840,474,000			790,000,000
Number of letters of credit outstanding	18
Letters of credit, amount guaranteed	$ 800,000

Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060
Total future minimum lease payments	$ 459,896

Future Minimum Payments of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 2,036
2014	4,500
2015	342,125
2016	850
2017	80,963
Thereafter	410,000
Total future principal payments	$ 840,474

Employee Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement plan funding, percentage	50.00%
Retirement plan employer matching contribution, percentage	25.00%
Retirement plan maximum annual contribution per employee, percentage	8.00%
Retirement plan Company contributions and administrative expenses	$ 2	$ 1.8	$ 1.8
Retirement savings plan, age to be eligible	20.5
Federal Changes
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement savings plan, eligibility period	60 days
Retirement savings plan, eligibility service hours	160 hours
Scenario Two
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Retirement savings plan, eligibility period	12 months
Retirement savings plan, eligibility service hours	1000 hours

Segment And Geographic Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3

Income From Operations By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 280,123		$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
Amortization of intangibles	6,748					6,549					26,933	27,427	27,631
Income from operations	15,437	[1]	27,944	25,355	16,061	26,104	22,782	18,293	25,535	20,226	95,464	86,836	68,663
Full Service Center Based Care
Segment Reporting Information [Line Items]
Revenue	242,250					224,040					922,214	844,595	769,235
Amortization of intangibles	6,491					6,292					25,906	25,178	25,324
Income from operations	8,872	[1]				17,176					60,154	58,950	46,770
Backup Dependent Care
Segment Reporting Information [Line Items]
Revenue	33,161					30,112					130,082	114,502	99,086
Amortization of intangibles	181					181					725	1,947	2,057
Income from operations	7,467	[1]				8,807					33,863	28,669	21,141
Other Educational Advisory Services
Segment Reporting Information [Line Items]
Revenue	4,712					3,970					18,642	14,604	9,838
Amortization of intangibles	76					76					302	302	250
Income from operations	$ (902)	[1]				$ 121					$ 1,447	$ (783)	$ 752

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).

Income From Operations By Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating Income Loss	$ 5,000
Full Service Center Based Care
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	9,800
Backup Dependent Care
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	1,900
Other Educational Advisory Services
Segment Reporting Information [Line Items]
Contract termination and stock option expenses	800
Sponsor
Segment Reporting Information [Line Items]
Agreement termination fee	$ 7,500	$ 7,500

Revenue By Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 280,123	$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
North America
Segment Reporting Information [Line Items]
Revenue										901,210	843,645	770,848
Europe And Other
Segment Reporting Information [Line Items]
Revenue										$ 169,728	$ 130,056	$ 107,311

Long-lived Assets By Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets	$ 340,376	$ 237,157
North America
Segment Reporting Information [Line Items]
Long-lived assets	230,807	198,468
Europe And Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 109,569	$ 38,689

Transactions With Related Parties - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Sponsor	Dec. 31, 2012 Sponsor
Related Party Transaction [Line Items]
Annual payment under the agreement	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Related party management agreement, term	10 years
Agreement termination fee				$ 7,500,000	$ 7,500,000
Percentage of common stock held by investment funds affilated with sponsor				80.00%

Quarterly Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 280,123		$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 1,070,938	$ 973,701	$ 878,159
Gross profit	65,790		63,105	60,092	64,553	58,020	53,400	49,183	55,322	49,296	245,770	207,201	179,895
Income from operations	15,437	[1]	27,944	25,355	16,061	26,104	22,782	18,293	25,535	20,226	95,464	86,836	68,663
Net income (loss)	(50,781)		4,227	2,606	(1,914)	3,590	3,870	(364)	2,519	(1,263)	8,509	4,762	(9,994)
Allocation of net (loss) income to common stockholders-basic and diluted	(50,743)		4,174	2,446	(1,967)	3,509	3,959	(456)	2,519	(1,263)	8,162	4,759	(9,994)
Common Stock Class L
Allocation of net (loss) income to common stockholders-basic and diluted			20,810	20,298	19,590	18,513	18,712	18,253	17,608	16,995	79,211	71,568	64,712
Earnings (loss) per share:
Basic and diluted			$ 15.68	$ 15.3	$ 14.76	$ 13.99	$ 14.2	$ 13.86	$ 13.37	$ 12.9	$ 59.73	$ 54.33	$ 49.21
Common Stock Class A
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)		$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (76,485)	$ (68,083)	$ (75,957)
Earnings (loss) per share:
Basic and diluted	$ (0.91)		$ (2.87)	$ (3.06)	$ (4.2)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)	$ (12.62)	$ (11.32)	$ (12.64)

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).

Outstanding Borrowing (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Borrowings [Line Items]
Outstanding borrowings	$ 788,025	$ 928,284
Deferred financing costs and original issue discount	(20,138)	(21,641)
Total debt	767,887	906,643	799,257
Less current maturities	7,900	2,036	4,814
Long-term debt	759,987	904,607	794,443
Term Loan
Schedule Of Borrowings [Line Items]
Outstanding borrowings	788,025
Tranche B and Series C new term loans
Schedule Of Borrowings [Line Items]
Outstanding borrowings		430,474
Senior Subordinated Notes
Schedule Of Borrowings [Line Items]
Outstanding borrowings		300,000	300,000
Senior Notes
Schedule Of Borrowings [Line Items]
Outstanding borrowings		$ 197,810	$ 174,055

Borrowing Arrangements - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended								3 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 30, 2013 Senior Secured Credit Facilities	Mar. 31, 2013 Term Loan Facility	Mar. 31, 2013 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Term Loans Base Rate Loans Minimum	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate) Minimum	Mar. 31, 2013 Tranche B and Series C new term loans	Dec. 31, 2012 Tranche B and Series C new term loans	May 28, 2008 Senior Subordinated Notes	Mar. 31, 2013 Senior Subordinated Notes	Dec. 31, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	May 28, 2008 Senior Notes	Mar. 31, 2013 Senior Notes	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes
Debt Instrument [Line Items]
Debt, face amount			$ 890,000,000	$ 790,000,000	$ 100,000,000									$ 300,000,000				$ 110,000,000
Quarterly principal payments				2,000,000
Maturity date				Jan 30, 2020										May 28, 2018				Nov 28, 2018
Debt, maturity year					2018
Debt, applicable margin rate								2.00%	2.00%	3.00%	1.00%
Payments to redeem debt, including redemption premium												431,000,000			328,200,000				213,300,000
Outstanding borrowings	788,025,000	928,284,000											430,474,000			300,000,000	300,000,000			197,810,000	174,055,000
Loss on extinguishment of debt	$ 63,700,000
Weighted average interest rate	4.00%	8.50%				5.50%	4.80%

Future Principal Payments Under Term Loan Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 Term Loan Facility
Long Term Debt Maturities Estimated Repayments Of Principal [Line Items]
Future minimum payments remainder of 2013	$ 2,036	$ 5,900
Future minimum payments in 2014	4,500	7,900
Future minimum payments in 2015	342,125	7,900
Future minimum payments in 2016	850	7,900
Future minimum payments in 2017	80,963	7,900
Future minimum payments due thereafter	410,000	750,500
Total future principal payments	$ 840,474	$ 788,000

Stockholders' Equity - Additional Information (Detail)	1 Months Ended			1 Months Ended
	Feb. 21, 2013	Mar. 31, 2013	Jan. 11, 2013	Jan. 11, 2013 Common Stock Class A
Common And Preferred Stock [Line Items]
Reverse split ratio of class A common stock				0.5075
Common stock conversion ratio, Class L common stock into Class A common stock			35.1955
Number of shares issued under initial public offering	11,600,000
Preferred stock, authorized		25,000,000

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended					3 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013 Ratio	Jan. 24, 2013 Stock Option	Dec. 31, 2012 Common Stock Class L	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	Mar. 31, 2013 Common Stock Class A	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan Minimum	Mar. 31, 2013 2012 Omnibus Long-Term Incentive Plan Maximum	Mar. 31, 2013 2008 Equity Incentive Plan	Mar. 31, 2013 2008 Equity Incentive Plan Stock Option	Mar. 31, 2013 2008 Equity Incentive Plan Common Stock Class L	Mar. 31, 2013 2008 Equity Incentive Plan Common Stock Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance							27,923	896,523				5,000,000
Shares grant in period												394,772
Weighted average price of options granted							$ 511.51	$ 12				$ 23.04
Stock option vested		6 years											3 years	5 years
Weighted average fair value, per share	$ 9.57
Expected dividend yield	0.00%						0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	40.00%						79.20%	79.20%	82.00%	82.00%
Risk free interest rate	1.25%						0.68%	0.68%	1.20%	1.40%
Expected life of options	6 years 6 months						4 years 1 month 28 days	4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days
Shares authorized for issuance																	150,000	1,500,000
Reverse split ratio of class A common stock											1.9704
Common stock conversion ratio, Class L common stock into Class A common stock					35.1955
Stock based compensation	$ 6.6	$ 17.6	$ 1.2	$ 2.4		$ 5										$ 5
Options to purchase shares															1,300,000
Unrecognized compensation cost	$ 9.8	$ 12.2

Fair Value Measures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Revenue Customer	Mar. 31, 2013 Accounts Receivable Customer	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Mar. 31, 2013 Fair Value, Inputs, Level 2 Maximum	Dec. 31, 2012 Fair Value, Inputs, Level 2 Maximum	Mar. 31, 2013 Fair Value, Inputs, Level 1	Mar. 31, 2013 Original	Dec. 31, 2012 Original
Fair Value Measurements Disclosure [Line Items]
Interest rate cap fair value						$ 0.1	$ 0.1	$ 0.1	$ 0.1		$ 1	$ 1
Long Term Debt, Carrying Value	788
Long Term Debt, Fair Value		$ 973	$ 898							$ 795.9
Concentration risk percentage				10.00%
Number Of Customer Generating more than 10%				0
Concentration risk percentage					10.00%
Clients accounting for more than benchmark					0

Subsequent Events - Additional Information (Detail) (Subsequent Event, United Kingdom) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Apr. 10, 2013 GBP (£) Unit	Mar. 31, 2013 USD ($)
Subsequent Event [Line Items]
Number of nurseries acquired	64
Cash paid for business acquisition	£ 45
Business Acquisition Cost		$ 1.5